As filed with the Securities and Exchange Commission on August 28, 2009
                                                          1933 Act No. 33-160950


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

      Pre-Effective Amendment  No. 1                                         [X]
                                  ---
      Post-Effective Amendment No.                                           [ ]
                                  ---

                        (Check appropriate box or boxes)

                                 ABERDEEN FUNDS
               (Exact Name of Registrant as Specified in Charter)

                         1735 Market Street, 32nd Floor
                             Philadelphia, PA 19103
               (Address of Principal Executive Offices) (Zip Code)

                                 (215) 405-2055
              (Registrant's Telephone Number, including Area Code)

                              Lucia Sitar, Esquire
                       c/o Aberdeen Asset Management Inc.
                         1735 Market Street, 32nd Floor
                             Philadelphia, PA 19103

               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                           Barbara A. Nugent, Esquire
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103


Approximate Date of Proposed Public Offering: As soon as practical after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.


Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

An indefinite amount of Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                       THE ADVISORS' INNER CIRCLE FUND II
                         ABERDEEN EMERGING MARKETS FUND

                              --------------------
                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                              --------------------
Dear Shareholder:

         This is to notify you that a special meeting (the "Meeting") of shareholders of the Aberdeen Emerging Markets Fund (the "Acquired Fund"), a series of The Advisors' Inner Circle Fund II (the "AIC II Trust"), will be held on October 2, 2009 at 11:00 a.m. ET. The Meeting will be held at the offices of SEI Investments Global Fund Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

         The purpose of the Meeting is to consider the proposal set forth below (the "Proposal") and to transact such other business as may be properly brought before the Meeting or any adjournment(s) thereof. The specifics of the Proposal, which are more fully described in the attached combined prospectus/proxy statement dated August 30, 2009 ("Prospectus/Proxy Statement"), are as follows:

         To vote on an Agreement and Plan of Reorganization between the AIC II Trust, on behalf of the Acquired Fund, and Aberdeen Funds, on behalf of the Aberdeen Emerging Markets Institutional Fund (the "Surviving Fund"), that provides for: (i) the acquisition of all of the assets, subject to the liabilities of the Acquired Fund in exchange for Institutional Class Shares of the Surviving Fund; (ii) the PRO RATA distribution of Institutional Class Shares of the Surviving Fund to the shareholders of the Acquired Fund; and (iii) the subsequent liquidation and termination of the Acquired Fund.

         Only shareholders of record at the close of business on August 21, 2009 are entitled to notice of, and to vote at, the Meeting or any adjourned session thereof. All record date shareholders are invited to attend the Meeting in-person. However, if you are unable to be present at the Meeting, you are requested to mark, sign, and date the enclosed proxy card and return it promptly in the enclosed postage-paid envelope so that the Meeting may be held and a maximum number of shares may be voted. You may also vote by telephone or through the Internet. Shareholders are encouraged to vote their shares by telephone or through the Internet. Please see your proxy card for more information and instructions on how to vote.

         Shares represented by duly executed proxies will be voted in accordance with the instructions given. A shareholder may revoke a previously submitted proxy at any time prior to the Meeting by (i) a written revocation, which must be signed and include the shareholder's name and account number, received by the Secretary of the Acquired Fund at One Freedom Valley Drive, Oaks, Pennsylvania 19456; (ii) properly executing a later-dated proxy; or (iii) attending the Meeting and voting in person. In accordance with their own discretion, the proxies are authorized to vote on such other business as may properly come before the Meeting or any adjourned session(s) thereof.

         THE AIC II TRUST'S BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

         The enclosed Questions and Answers attachment is provided to assist you in understanding the Proposal.

         The notice and related Prospectus/Proxy Statement are first being mailed to shareholders on or about September 7, 2009.

                                              By Order of the Board of Trustees


                                              Philip T. Masterson
                                              President

WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING IN PERSON, IT IS IMPORTANT THAT YOUR SHARES BE REPRESENTED AND VOTED AT THE MEETING. IT IS IMPORTANT THAT YOU PROMPTLY CAST YOUR VOTE BY MAIL, BY TELEPHONE OR THROUGH THE INTERNET IN ORDER TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION.

                       THE ADVISORS' INNER CIRCLE FUND II
                         ABERDEEN EMERGING MARKETS FUND

                                 ABERDEEN FUNDS
                  ABERDEEN EMERGING MARKETS INSTITUTIONAL FUND

                                 AUGUST 30, 2009

                              QUESTIONS & ANSWERS



FOR SHAREHOLDERS OF THE ABERDEEN EMERGING MARKETS FUND OF THE ADVISORS' INNER CIRCLE FUND II:

         The following questions and answers provide an overview of the proposal to reorganize the Aberdeen Emerging Markets Fund (the "Acquired Fund") of The Advisors' Inner Circle Fund II ("AIC II Trust") into the Aberdeen Emerging Markets Institutional Fund (the "Surviving Fund") of the Aberdeen Funds (the "Aberdeen Trust"). We also encourage you to read the full text of the combined Prospectus/Proxy Statement dated August 30, 2009 (the "Prospectus/Proxy Statement") that follows.

Q:       WHAT ARE SHAREHOLDERS BEING ASKED TO VOTE UPON?

A: Shareholders are being asked in the attached Prospectus/Proxy Statement to consider and approve a proposal to reorganize the Acquired Fund offered by the AIC II Trust into the Surviving Fund offered by the Aberdeen Trust. Acquired Fund shareholders will vote on an Agreement and Plan of Reorganization dated as of August 28, 2009 (the "Plan").

Q: WHY HAS THE REORGANIZATION OF THE ACQUIRED FUND INTO THE SURVIVING FUND BEEN RECOMMENDED?

A: The Acquired Fund was launched in May 2007 to provide an investment vehicle for institutional clients of Aberdeen Asset Management PLC and its affiliates and subsidiaries ("Aberdeen"). The Acquired Fund was placed on SEI Investment Company's already established platform - the AIC II Trust. In June 2008, the Aberdeen Trust commenced operations. In connection with the creation of the Aberdeen Trust, Aberdeen established its own distributor, Aberdeen Fund Distributors LLC and distribution platform. Given its proprietary fund complex and in-house distribution capabilities, Aberdeen proposed that the Acquired Fund be reorganized into the Aberdeen Trust. The AIC II Trust's Board of Trustees (the "AIC II Board") considered and approved the Plan at a meeting held on June 24, 2009. In approving the Plan, the AIC II Board determined that (i) participation in the reorganization is in the best interest of the Acquired Fund's shareholders; and (ii) the reorganization will not result in the dilution of the interests of the Acquired Fund's shareholders.

Q:       HOW IS THE ACQUIRED FUND PROPOSED TO BE REORGANIZED?

A: The Plan for the Acquired Fund, approved by the AIC II Board, contemplates the reorganization of the Institutional Class Shares of the Acquired Fund into Institutional Class Shares of the Surviving Fund. The Acquired Fund and the Surviving Fund have substantially similar investment objectives and policies.

         If the reorganization is approved by shareholders, Acquired Fund shareholders who do not wish to have their Acquired Fund shares exchanged for shares of the Surviving Fund as part of the reorganization should redeem their shares prior to the consummation of the reorganization. If you redeem your shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares of the Acquired Fund prior to the reorganization and your shares are subject to the 2.00% redemption fee because they have been held for 90 calendar days or less, your redemption proceeds will be reduced by the redemption fee.

Q:       WHAT IS THE ANTICIPATED TIMING OF THE REORGANIZATION?

A: The special meeting of shareholders to consider the proposal is scheduled to occur on October 2, 2009. If all necessary approvals are obtained, the proposed reorganization will likely take place on or about November 9, 2009.

         In the event the Acquired Fund fails to receive sufficient votes for approval of the reorganization, management will consider whether to continue further solicitations. If the shareholders of the Acquired Fund do not approve the Plan, the AIC II Board will consider other possible courses of action for the Acquired Fund.

Q: ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT OBJECTIVE AND POLICIES OF THE ACQUIRED FUND AND THE SURVIVING FUND?

A: The Surviving Fund has no assets and liabilities and was created for the purpose of acquiring the assets and liabilities of the Acquired Fund and has substantially similar investment objective, policies and restrictions as the Acquired Fund.

Q: ARE THERE ANY SIGNIFICANT DIFFERENCES IN THE ANNUAL FUND OPERATING EXPENSES OF THE ACQUIRED FUND AND SURVIVING FUND?

A: Aberdeen Asset Management Inc. ("AAMI"), the investment adviser to the Acquired Fund and the Surviving Fund, has agreed for a period of two years following the consummation of the reorganization to waive a portion of its management fees and bear certain expenses so that the operating expenses do not exceed 0.95%, which mirrors the current expense ratio after waivers and expense reimbursements for the Acquired Fund.

Q: WILL THERE BE ANY SALES LOAD, COMMISSION OR OTHER TRANSACTIONAL FEE IN CONNECTION WITH THE REORGANIZATION?

A: No. The full value of your Institutional Class Shares of the Acquired Fund will be exchanged for Institutional Class Shares of the Surviving Fund without any sales load, commission or other transactional fee being imposed.

Q:       WHAT EFFECT WILL THE REORGANIZATION HAVE ON ME AS AN ACQUIRED FUND
         SHAREHOLDER?

A: Immediately after the reorganization, shareholders of the Acquired Fund will own Institutional Class Shares of the Surviving Fund that are equal in value to the Institutional Class Shares of the Acquired Fund that were held by those shareholders immediately prior to the closing of the reorganization.

         The Surviving Fund will offer similar shareholder services as the Acquired Fund. In addition, AAMI does not contemplate instituting any fundamental changes to the manner it has provided advisory services.

         The following table outlines the service provider changes to your Acquired Fund that will result from the reorganization. Although certain service providers will be changing, the Surviving Fund will continue to have the same investment adviser and investment sub-advisers as the Acquired Fund.

                                       ACQUIRED FUND                                   SURVIVING FUND
                                       -------------                                   --------------
ADVISER:                      Aberdeen Asset Management Inc.                     Aberdeen Asset Management Inc.

SUB-ADVISERS:                 Aberdeen Asset Management Investment               Aberdeen Asset Management
                              Services Limited                                   Investment Services Limited

                              Aberdeen Asset Management Asia Limited             Aberdeen Asset Management Asia
                                                                                 Limited

ADMINISTRATOR:                SEI Investments Global Fund Services               Aberdeen Asset Management Inc.

SUB-ADMINISTRATOR:            Not Applicable                                     Citi Fund Services Ohio, Inc.

TRANSFER AGENT:               DST Systems, Inc.                                  Citi Fund Services Ohio, Inc.

CUSTODIAN:                    The Northern Trust Company                         JP Morgan Chase Bank, N.A.

DISTRIBUTOR:                  SEI Investments Distribution Co.                   Aberdeen Fund Distributors LLC

AUDITOR:                      PricewaterhouseCoopers LLP                         KPMG LLP

Q:       WHAT ARE THE INTENDED FEDERAL INCOME TAX CONSEQUENCES OF THE
         REORGANIZATION?

A: As a condition to the Acquired Fund's obligation to consummate the reorganization, the Acquired Fund and the Surviving Fund will receive an opinion from legal counsel to AIC II Trust to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended, current administrative rules, court decisions and certain representations and warranties of the AIC II Trust and Aberdeen Trust, the transactions contemplated by the Plan will constitute a tax-free reorganization for federal income tax purposes (although there can be no assurances that the Internal Revenue Service will take a similar position).

Q:       WHAT ARE THE COSTS IN CONNECTION WITH THE PROPOSED REORGANIZATION?

A: Neither AIC II Trust nor Aberdeen Trust will bear any fees or expenses that are directly related to the reorganization. Under the Plan, AAMI or an affiliate have agreed to bear and pay all of the fees and expenses that are solely and directly related to the reorganization in connection with entering into and carrying out the transaction contemplated by the Plan whether or not the transaction contemplated is concluded.

Q:       WHO WILL RECEIVE THE PROSPECTUS/PROXY STATEMENT MATERIAL?

A: The Prospectus/Proxy Statement has been mailed to all persons and entities that held shares of record in the Acquired Fund on August
         21, 2009 and accordingly have the right to vote on the proposed reorganization. Please note that in some cases record ownership of and/or voting authority over Acquired Fund shares may reside with a fiduciary or other agent. In these cases, the fiduciary or other agent may receive the Prospectus/Proxy Statement.

Q.       WHY ARE YOU SENDING ME THIS INFORMATION?

A. You are receiving this Prospectus/Proxy Statement because you own shares in the Acquired Fund and have the right to vote on the very important proposal concerning your investment.

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF
                         ABERDEEN EMERGING MARKETS FUND
                 A SERIES OF THE ADVISORS' INNER CIRCLE FUND II
                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110
                                 1-800-932-7781


                            IN EXCHANGE FOR SHARES OF
                  ABERDEEN EMERGING MARKETS INSTITUTIONAL FUND
                           A SERIES OF ABERDEEN FUNDS
                               1735 MARKET STREET
                                   32ND FLOOR
                        PHILADELPHIA, PENNSYLVANIA 19103
                                 1-215-405-2055


            COMBINED PROSPECTUS/PROXY STATEMENT DATED AUGUST 30, 2009

                                  INTRODUCTION

         This combined prospectus/proxy statement ("Prospectus/Proxy Statement") is being furnished to shareholders of the Aberdeen Emerging Markets Fund (the "Acquired Fund"), a series of The Advisors' Inner Circle Fund II (the "AIC II Trust"), in connection with the solicitation of proxies by the AIC II Trust's Board of Trustees (the "AIC II Trustees" or the "AIC II Board") for use at a special meeting of shareholders to be held on October 2, 2009 at 11:00 a.m.
ET, at the offices of SEI Investments Global Fund Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456, and at any adjourned session(s) thereof (such meeting and any adjournments thereof are hereinafter referred to as, the "Meeting"). Shareholders of record of the Acquired Fund at the close of business on August 21, 2009 are entitled to vote at the Meeting. The proxy card and this Prospectus/Proxy Statement are being distributed to shareholders on or about September 7, 2009.

         At the Meeting, the shareholders of the Acquired Fund are being asked to vote on a proposal to approve an Agreement and Plan of Reorganization (the "Plan") between the AIC II Trust, on behalf of the Acquired Fund, and Aberdeen Funds (the "Aberdeen Trust"), on behalf of the Aberdeen Emerging Markets Institutional Fund (the "Surviving Fund"), that would result in the reorganization of the Acquired Fund into the Surviving Fund, a newly organized series of the Aberdeen Trust (the "Proposal"). The Acquired Fund and the Surviving Fund are both open-end registered management investment companies. The Plan has been approved by the AIC II Board. The Plan is attached to this Prospectus/Proxy Statement as Appendix A.

         If shareholders of the Acquired Fund approve the Plan, all of the Acquired Fund's assets (subject to its liabilities) will be transferred to the Surviving Fund in exchange for an equal value of shares of the Surviving Fund. These shares of the Surviving Fund will then be distributed to the Acquired Fund's shareholders. Shareholders of the Institutional Class shares of the Acquired Fund will receive shares of the Institutional Class shares of the Surviving Fund (each, and collectively, the "Institutional Class Shares") equal in value to their investment in the Acquired Fund immediately prior to the reorganization, and then the Acquired Fund will be liquidated and terminated. This transaction is referred to as the "Reorganization." As the result of the Reorganization, each shareholder of the Acquired Fund would no longer hold shares of the Acquired Fund, and instead would be a shareholder of the Surviving Fund. The Reorganization is expected to be effective on or about November 9, 2009.

         The AIC II Trustees believe that the Reorganization is in the best interest of the Acquired Fund and its shareholders, and that the interests of the Acquired Fund's shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization is intended to be structured as a tax-free transaction for the Acquired Fund and its shareholders (although there can be no assurance that the Internal Revenue Service ("IRS") will take a similar position). The Acquired Fund and the Surviving Fund have an identical investment objective that seeks long-term capital appreciation by investing primarily in equity securities of emerging market country issuers.

         This Prospectus/Proxy Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Acquired Fund, the Surviving Fund and the Reorganization before voting on the Reorganization and investing in the Surviving Fund. The Prospectus/Proxy Statement is accompanied by the prospectus of the Surviving Fund dated August 15, 2009 and is incorporated herein by reference. The Surviving Fund is newly-organized and currently has no assets or liabilities. The Surviving Fund has been created in connection with the Plan and will not commence operations until the date of the Reorganization.

         The following documents have been filed with the U.S. Securities and Exchange Commission (the "SEC"), and are incorporated herein by reference into (each legally forms a part of) this Prospectus/Proxy Statement:

         o The statement of additional information ("SAI") dated August 30, 2009, that relates to this Prospectus/Proxy Statement

         o  The prospectus of the Acquired Fund dated March 1, 2009

         o  The prospectus of the Surviving Fund dated August 15, 2009

         The following documents have been filed with the SEC and contain additional information relating to the Acquired Fund and the Surviving Fund.

         o  The SAI of the Acquired Fund dated March 1, 2009

         o The Annual Report of the Acquired Fund for the fiscal year end October 31, 2008

         o The Semi-Annual Report of the Acquired Fund for the fiscal period ended April 30, 2009

         o  The SAI of the Surviving Fund dated August 15, 2009

--------------------------------------------------------------------------------
Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

----------------------------------------------------------- ---------------------------------------------------------
Aberdeen Emerging Markets Fund (The Advisors' Inner Circle   Aberdeen Emerging Markets Institutional Fund (Aberdeen
Fund II)                                                     Funds)
P.O. Box 219009                                              P.O. Box 183148
Kansas City, MO 64121                                        Columbus, Ohio 43218-3148
1-866-392-2626                                               1-866-667-9231
------------------------------------------------------------ ---------------------------------------------------------


         You may also obtain these documents by accessing the Internet site for the Aberdeen Trust at http://www.aberdeen-asset.us.com and the Internet site for the Acquired Fund (AIC II Trust) at http://www.aberdeen-asset.com/aam.nsf/usmutual/home. In addition, these documents, as well as proxy materials and other reports, may be obtained from the EDGAR database on the SEC's Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

         The AIC II Trustees have fixed the close of business on August 21, 2009 as the record date ("Record Date") for the determination of shareholders entitled to notice of, and to vote at, the Meeting. This combined
Prospectus/Proxy Statement is expected to be first sent to shareholders on or about September 7, 2009.

         AN INVESTMENT IN THE ACQUIRED FUND OR THE SURVIVING FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN EITHER FUND INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

SYNOPSIS..............................................................................................................1

   Background and Board Consideration.................................................................................1
   The Reorganization.................................................................................................1
   Federal Income Tax Consequences of the Reorganization..............................................................2
   Comparison of the Fees and Expenses of the Acquired Fund and Surviving Fund........................................2
   Comparison of Investment Objectives and Policies of the Acquired Fund and Surviving Fund...........................5
   Comparison of the Service Providers of the Acquired Fund and Surviving Fund........................................5
   Comparison of the Share Class Characteristics and Shareholder Transactions and Services of the Acquired and
   Surviving Fund.....................................................................................................5
   Voting Information.................................................................................................6

PRINCIPAL RISK FACTORS................................................................................................6

   Comparison of the Principal Risks Associated with Investments in the Acquired Fund and Surviving Fund..............6

INFORMATION ABOUT THE REORGANIZATION AND THE PLAN.....................................................................8

   Material Features of the Plan......................................................................................8
   Description of the Securities to be Issued........................................................................10
   Board Considerations..............................................................................................10
   Federal Income Tax Consequences of the Reorganization.............................................................11
   Comparative Information on Shareholder Rights.....................................................................12

CAPITALIZATION.......................................................................................................16


COMPARISON OF THE ACQUIRED FUND AND THE SURVIVING FUND...............................................................17

   Comparison of the Investment Objective and Principal Investment Strategies........................................17
   Comparison of the Fundamental Investment Policies.................................................................19
   Comparison of the Distribution, Purchase, Exchange and Redemption Procedures......................................22
   Comparison of Service Providers...................................................................................25
   Performance History of the Acquired Fund..........................................................................27
   Financial Highlights of the Acquired Fund.........................................................................28

VOTING INFORMATION...................................................................................................30

   Shares Outstanding................................................................................................30
   Proxy Solicitation Methods........................................................................................30
   Proxy Solicitation Costs..........................................................................................30
   Quorum............................................................................................................30
   Vote Required.....................................................................................................30
   Adjournment.......................................................................................................30
   Voting by Broker-Dealers and Method of Tabulation.................................................................31
   Revocation of Proxy...............................................................................................31
   Shareholder Proposals.............................................................................................31
   Other Matters.....................................................................................................31

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND AND THE SURVIVING FUND................................................31


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..................................................................32


SHAREHOLDER INQUIRIES................................................................................................33


APPENDIX A - AGREEMENT AND PLAN OF REORGANIZATION...................................................................A-1


                                    SYNOPSIS

This is only a synopsis of certain information contained in this Prospectus/Proxy Statement and is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement or incorporated by reference into the Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (which is attached hereto as Appendix A) and the information contained in the Surviving Fund's prospectus that accompanies this Prospectus/Proxy Statement.

BACKGROUND AND BOARD CONSIDERATION

         The Acquired Fund was launched in May 2007 to provide an investment vehicle for institutional clients of Aberdeen Asset Management PLC and its affiliates and subsidiaries ("Aberdeen"). The Acquired Fund was placed on SEI Investment Company's already established platform - the AIC II Trust. In June 2008, the Aberdeen Trust commenced operations. In connection with the creation of the Aberdeen Trust, Aberdeen established its own distributor, Aberdeen Fund Distributors LLC, and distribution platform. Given its proprietary fund complex and in-house distribution capabilities, Aberdeen proposed that the Acquired Fund be reorganized into the Aberdeen Trust.

         At a meeting held on June 24, 2009, the AIC II Trustees considered the Plan and the Reorganization of the Acquired Fund into the Surviving Fund. Based upon their evaluation of the information presented to them, and in light of their fiduciary duties under federal and state law, the AIC II Trustees, including all of the AIC II Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act"))(non-interested AIC II Trustees are referred to as "Independent AIC II Trustees") determined that participation in the Reorganization, as contemplated by the Plan, was in the best interests of the shareholders of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. For additional information, see "Information About the Reorganization and the Plan- Board Considerations."

         Approval of the Reorganization requires the approval of the holders of the lesser of (a) 67% or more of the shares of the Acquired Fund voted at the Meeting, if holders of more than 50% of the outstanding shares of the Acquired Fund are represented at the Meeting in person or by proxy or (b) more than 50% of the outstanding shares of the Acquired Fund. If approved by shareholders of the Acquired Fund, the Reorganization will occur as of the opening of business on or about November 9, 2009, or another date selected by the officers of the AIC II Trust and the Aberdeen Trust. See "Information about the Reorganization and the Plan- Material Features of the Plan" and "Voting Information" below.

         At a meeting held on June 10, 2009, the Board of Trustees of the Aberdeen Funds (the "Aberdeen Board") similarly found that participation in the Reorganization is in the best interests of the Surviving Fund.

THE REORGANIZATION

         The Plan provides for the acquisition of all of the assets of the Acquired Fund by the Surviving Fund and the assumption by the Surviving Fund of all the liabilities of the Acquired Fund in exchange for the Institutional Class Shares of the Surviving Fund having an aggregate value equal to the net asset value of the Institutional Class Shares of the Acquired Fund as of the close of business on the business day immediately preceding the closing date of the Reorganization. The transfer of assets by the Acquired Fund will occur at its then-current market value as determined in accordance with the Surviving Fund's valuation procedures, and shares of the Surviving Fund to be issued to the Acquired Fund will be valued at their then-current net asset value as determined in accordance with the Surviving Fund's valuation procedures. Institutional Class Shares of the Surviving Fund will be distributed to shareholders of the Institutional Class of the Acquired Fund. After completion of the Reorganization, each shareholder of the Acquired Fund will own shares of the Surviving Fund equal in value to the total dollar value of such shareholder's shares of the Acquired Fund immediately prior to the effectiveness of the Reorganization. Following the completion of the Reorganization, the Acquired Fund will be liquidated and terminated. For more information about the Reorganization, see "Information About the Reorganization and the Plan- Material Features of the Plan" below.

         If the Reorganization is approved, Acquired Fund shareholders who do not wish to have their Acquired Fund shares exchanged for shares of the Surviving Fund as part of the Reorganization should redeem their shares prior to the consummation of the Reorganization. If you redeem your shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares of the Acquired Fund prior to the Reorganization and your shares are subject to the 2.00% redemption fee because they have been held for 90 calendar days or less, your redemption proceeds will be reduced by the redemption fee.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

         The Reorganization is intended to be tax-free for federal income tax purposes for the Surviving Fund and the Acquired Fund (although there can be no assurance that the IRS will take a similar position). This means that it is intended that shareholders of the Acquired Fund will become shareholders of the Surviving Fund without realizing any gain or loss for federal income tax purposes.

         The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. Among the more significant conditions is the receipt by the Acquired Fund and the Surviving Fund of an opinion of counsel to the AIC II Trust to the effect that the Reorganization will be treated as a tax-free transaction to the Acquired Fund and its shareholders for federal income tax purposes, as described further below. For more information about the tax consequences of the Reorganization, see "Information About the Reorganization and the Plan- Federal Income Tax Consequences of the Reorganization" below.

COMPARISON OF THE FEES AND EXPENSES OF THE ACQUIRED FUND AND SURVIVING FUND

FEE TABLE FOR THE ACQUIRED FUND AND THE SURVIVING FUND

         Expenses of mutual funds are often measured by their expense ratios (I.E., the ratio of their total expenses for a year divided by their average daily net asset value over the same year). The following table compares (1) the fees and expenses for the Acquired Fund and the Surviving Fund based on actual expenses of the Acquired Fund for its last completed fiscal year ended October 31, 2008, and estimated expenses for the current fiscal year ending October 31, 2009 for the Surviving Fund (which is a shell fund that will not commence operations until the consummation of the Reorganization) and (2) shows the estimated fees and expenses of the Surviving Fund on a PRO FORMA basis assuming the Reorganization had taken place as of October 31, 2009. The purpose of this table is to assist shareholders in understanding the various costs and expenses that investors in the Funds will bear as shareholders. The table enables you to compare the expense levels for the Acquired Fund and the Surviving Fund and obtain a general idea of what the expense levels will be if the Reorganization occurs. The table does not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the funds. PRO FORMA expense levels shown should not be considered an actual representation of future expenses or performance. Such PRO FORMA expense levels project anticipated levels but actual expenses may be greater or less than those shown.

----------------------- ----------------------------- ----------------------------- -------------------------------------
                              ACQUIRED FUND -               SURVIVING FUND -           PRO FORMA SURVIVING FUND AFTER
                        (INSTITUTIONAL CLASS SHARES)  (INSTITUTIONAL CLASS SHARES)             REORGANIZATION
                                                                                        (INSTITUTIONAL CLASS SHARES)
----------------------- ----------------------------- ----------------------------- -------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)(1)
-------------------------------------------------------------------------------------------------------------------------
Maximum front-end                   None                          None                              None
sales charge (load)
imposed on purchases
----------------------- ----------------------------- ----------------------------- -------------------------------------
Maximum contingent
deferred  sales
charge (load)                       None                          None                              None
----------------------- ----------------------------- ----------------------------- -------------------------------------
Redemption (as a
percentage of amount
redeemed, if
applicable)/
Exchange Fee                      2.00%(2)                      2.00%(3)                          2.00%(3)
----------------------- ----------------------------- ----------------------------- -------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)(4)
-------------------------------------------------------------------------------------------------------------------------
Management Fees                    0.90%                         0.90%                             0.90%
----------------------- ----------------------------- ----------------------------- -------------------------------------
Other Expenses                     0.29%                         0.30%                             0.30%
----------------------- ----------------------------- ----------------------------- -------------------------------------
Distribution and/or
  Service (12b-1)
  Fees                              None                          None                              None
----------------------- ----------------------------- ----------------------------- -------------------------------------
Acquired Fund Fees
  and Expenses(5)                 0.01%                          0.00%                             0.00%
----------------------- ----------------------------- ----------------------------- -------------------------------------
Total Annual Fund
  Operating Expenses              1.20%(6)                       1.20%                             1.20%
----------------------- ----------------------------- ----------------------------- -------------------------------------
Less:  Amount of
  Fee Limitations/
  Expense
  Reimbursements                  (0.24)%                      (0.25)%(8)                        (0.25)%(8)
----------------------- ----------------------------- ----------------------------- -------------------------------------
Net Annual Fund
  Operating Expenses              0.96%(6)(7)                    0.95%                             0.95%
----------------------- ----------------------------- ----------------------------- -------------------------------------

(1) If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

(2) For the Acquired Fund, a redemption fee is assessed on redemptions of shares that have been held for less than 90 days. In addition, proceeds wired to a bank account may be subject to a $10 fee.

(3) For the Surviving Fund, a redemption fee of 2.00% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage frequent trading of Surviving Fund shares that can negatively affect the Surviving Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. Shares issued on the closing date of the Reorganization will not be subject to the redemption fee. However, new purchases of shares of the Surviving Fund made by former Acquired Fund shareholders on or after the closing date of the Reorganization will be subject to the redemption fee.

(4) The "Annual Fund Operating Expenses" for the Acquired Fund are based on actual expenses for the fiscal year ended October 31, 2008 and for the Surviving Fund are annualized expenses based on anticipated fees and expenses payable by the Surviving Fund for the current fiscal year.

(5) Acquired Fund Fees and Expenses are fees and expenses incurred as a result of a Fund's investment in other registered or unregistered investment companies.

(6) The Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses for the Acquired Fund in this fee table do not correlate to the expense ratio in the Acquired Fund's financial statements (or the financial highlights in its prospectus), because the financial statements include only the direct operating expenses incurred by the Acquired Fund, not the indirect costs of investing in acquired funds.

(7) For the Acquired Fund, Aberdeen Asset Management Inc. ("AAMI" or the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Net Annual Fund Operating Expenses for Institutional Class Shares (excluding interest, taxes, brokerage commissions, "Acquired Fund Fees and Expenses" and extraordinary expenses) from exceeding 0.95% of the Institutional Class Shares' average daily net assets until April 16, 2010. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the AIC II Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 0.95% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three year period. Net Annual Fund Operating Expenses shown include 0.01% of "Acquired Fund Fees and Expenses".

(8) For the Surviving Fund, Aberdeen Trust and the Adviser have entered into a written contract limiting Net Annual Fund Operating Expenses to 0.95% for the Institutional Class Shares through the Surviving Fund's first two years of operations. This limit excludes certain Surviving Fund expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses and "Acquired Fund Fees and Expenses". Aberdeen Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause the Surviving Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

EXAMPLE

         The following Example is intended to help you compare the cost of investing in (1) Institutional Class Shares of the Acquired Fund as it currently exists; (2) Institutional Class Shares of the Surviving Fund as it currently exists; and (3) the Institutional Class of the Surviving Fund assuming the Reorganization takes place with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, that each Fund's total annual operating expenses remain the same and that all dividends and distributions are reinvested. Although your actual costs and returns might be different based on these assumptions, your costs would be:

------------------------------------------------------------------------ --------- ----------- ---------- ------------
                                                                          1 YEAR    3 YEARS     5 YEARS    10 YEARS
------------------------------------------------------------------------ --------- ----------- ---------- ------------
 ACQUIRED FUND - INSTITUTIONAL CLASS                                       $98       $354*       $633*      $1,430*
------------------------------------------------------------------------ --------- ----------- ---------- ------------
SURVIVING FUND  - INSTITUTIONAL CLASS                                      $97        $330        N/A         N/A
------------------------------------------------------------------------ --------- ----------- ---------- ------------
PRO FORMA COMBINED SURVIVING FUND                                          $97        $330       $610       $1,409
------------------------------------------------------------------------ --------- ----------- ---------- ------------

* The "3 Years," "5 Years" and "10 Years" cost figures in the examples (for periods after April 16, 2010) are based on the Fund's Total Annual Fund Operating Expenses, which do not reflect fee reductions or expense reimbursements.

         The projected post-Reorganization PRO FORMA Annual Operating Expenses and Example Expenses presented above are based on numerous material assumptions, including (1) that the current contractual agreements will remain in place; (2) that certain fixed costs involved in operating the Acquired Fund will be eliminated; and (3) that the contractual fee waiver will limit Net Annual Fund Operating Expenses to 0.95% and will terminate after the Surviving Fund's first two years of operations. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Surviving Fund's assets, many of which are beyond the control of the Surviving Fund and the Adviser.

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES OF THE ACQUIRED FUND AND SURVIVING FUND

         The Surviving Fund has no assets and liabilities and was created for the purpose of acquiring the assets and liabilities of the Acquired Fund and has an identical investment objective and substantially similar investment policies and restrictions as the Acquired Fund. The following chart provides the investment objective of the Acquired Fund and the Surviving Fund.

 ------------------------------------------------------------ ------------------
                          ACQUIRED FUND                         SURVIVING FUND
 ------------------------------------------------------------ ------------------
 Seeks long term capital appreciation by investing                 Same
 primarily in equity securities of emerging country issuers.
 ------------------------------------------------------------ ------------------

For a detailed description of the investment objectives, policies and fundamental investment restrictions, see "Comparison of the Acquired Fund and the Surviving Fund" below and the Surviving Fund's prospectus which accompanies this Prospectus/Proxy Statement.

COMPARISON OF THE SERVICE PROVIDERS OF THE ACQUIRED FUND AND SURVIVING FUND

         The Acquired Fund is, and the Surviving Fund will be, managed on a day-to-day basis by AAMI and its affiliated sub-advisers (the "Sub-Advisers"), Aberdeen Asset Management Asia Limited ("AAMAL") and Aberdeen Asset Management Investment Services Limited ("AAMISL"). AAMI, AAMAL and AAMISL will continue to manage the Surviving Fund after the Reorganization.

         The Acquired Fund and Surviving Fund have different administrators, distributors, transfer agents and other service providers. For a discussion of the service providers to the Acquired Fund and the Surviving Fund, see "Comparison of the Acquired Fund and the Surviving Fund- Comparison of Service Providers" below and the Surviving Fund's prospectus which accompanies this Prospectus/Proxy Statement.

COMPARISON OF THE SHARE CLASS CHARACTERISTICS AND SHAREHOLDER TRANSACTIONS AND SERVICES OF THE ACQUIRED AND SURVIVING FUND

         Institutional Class Shares of the Acquired Fund and the Surviving Fund are both offered at net asset value with no front-end sales charge or contingent deferred sales charge. Institutional Class Shares of both the Acquired Fund and the Surviving Fund are subject to a 2.00% redemption fee on the redemption of shares (including by exchange) held for 90 calendar days or less. Institutional Class Shares of the Acquired Fund redeemed prior to the Reorganization will be subject to the 2.00% redemption fee if they have been held for 90 calendar days or less. Institutional Class Shares of the Surviving Fund issued to Acquired Fund shareholders on the closing date of the Reorganization will not be subject to the redemption fee. However, any new purchases of Institutional Class Shares of the Surviving Fund will be subject to the redemption fee. Institutional Class Shares of the Acquired Fund and the Surviving Fund are not subject to a distribution plan or shareholder servicing plan.

         The purchase, redemption, exchange, dividend and other policies and procedures of the Acquired Fund and the Surviving Fund are generally similar. There are, however, some differences. For more information, see "Comparison of the Acquired Fund and the Surviving Fund- Comparison of Distribution, Purchase and Redemption Procedures" below.

VOTING INFORMATION

         The AIC II Trustees are furnishing this Prospectus/Proxy Statement in connection with the solicitation of proxies. Only shareholders of record at the close of business on August 21, 2009, will be entitled to vote at the Meeting. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon. If no instruction is made, the named proxies will vote in favor of the Proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to AIC II Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. For additional information, see "Voting Information" below.

                             PRINCIPAL RISK FACTORS

COMPARISON OF THE PRINCIPAL RISKS ASSOCIATED WITH INVESTMENTS IN THE ACQUIRED FUND AND SURVIVING FUND

         The principal risks of investments in the Acquired Fund and the Surviving Fund are substantially similar. Below is a description of the risks of investing in each of the Funds. The discussion below presents the risks as disclosed in the Surviving Fund's prospectus. These risks may be disclosed differently in the Acquired Fund's prospectus or be included in the Acquired Fund's SAI.

         FOREIGN INVESTMENT RISK. Foreign investments involve certain special risks, including:

         o POLITICAL RISK. Some foreign governments have limited the outflow of profits to investors abroad, imposed restrictions on the exchange or export of foreign currency, extended diplomatic disputes to include trade and financial relations, seized foreign investment and imposed higher taxes.

         o INFORMATION RISK. Companies based in foreign markets are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the U.S. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a company, as compared to the financial reports required in the U.S.

         o LIQUIDITY RISK. Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than U.S. exchanges. This can make buying and selling certain investments more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches portfolio management's estimate of its value. For the same reason, it may at times be difficult to value a Fund's foreign investments.

         o REGULATORY RISK. There is generally less government regulation of foreign markets, companies and securities dealers than in the U.S.

         o CURRENCY RISK. A Fund invests in securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the U.S. dollar may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

         o DEPOSITARY RECEIPT RISK. While the use of American Depositary Receipt ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs"), which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, EDRs, and GDRs continue to be subject to many of the risks associated with investing directly in foreign securities.

         o LIMITED LEGAL RECOURSE RISK. Legal remedies for investors may be more limited than the legal remedies available in the U.S.

         o TRADING PRACTICE RISK. Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

         o TAXES. Foreign withholding and certain other taxes may reduce the amount of income available to distribute to shareholders of a Fund. In addition, special U.S. tax considerations may apply to a Fund's foreign investments.

         o ACCESS RISK. Some countries may restrict a Fund's access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to a Fund.

         o OPERATIONAL RISK. Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject a Fund to losses from fraud, negligence, delay or other actions.


         EMERGING MARKETS RISK. All of the risks of investing in foreign securities are increased in connection with investments in emerging markets. Emerging markets are countries generally considered to be relatively less developed or industrialized. Emerging markets often face economic problems that could subject a Fund to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose a Fund to risks beyond those generally encountered in developed countries. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. Countries in emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

         MARKET RISK. Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in that market. Developments in particular securities or the stock market could also adversely affect a Fund by reducing the relative attractiveness of these securities as an investment. Also, to the extent that a Fund emphasizes stocks from any given industry, it could be hurt if that industry does not do well. Additionally, a Fund could lose value if the individual stocks in which it maintains long positions and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or increase. Individual stocks are affected by many factors, including:

         o        corporate earnings;
         o        production;
         o        management;
         o        sales; and
         o market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

         Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

         SELECTION RISK. The investment team may select securities that underperform the stock market, the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF), or other funds with similar investment objectives and strategies.

         SMALL- AND MID-CAP SECURITIES RISK. In general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

         VALUATION RISK. The lack of an active trading market may make it difficult to obtain an accurate price for a security held by a Fund.

        FAIR VALUE PRICING RISK. When fair value pricing is used, the values used by a Fund to price securities may be higher or lower than the quoted or published prices for the same securities on their primary markets or exchanges. This means that prices used by a Fund to value a security may be different from the prices used by other investment companies or investors to price the same security. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which a Fund determines its net asset value per share. As a result, the sale or redemption by a Fund of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

                INFORMATION ABOUT THE REORGANIZATION AND THE PLAN

MATERIAL FEATURES OF THE PLAN

The Plan sets forth the terms and conditions of the Reorganization. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, which is attached as Appendix A to this Prospectus/Proxy Statement and is incorporated herein by reference.

         First, the Reorganization must be approved by shareholders of the Acquired Fund. Approval of the Reorganization requires the approval of the holders the lesser of (a) 67% or more of the shares of the Acquired Fund voted at the Meeting if more than 50% of the outstanding shares of the Acquired Fund are represented at the Meeting in person or by proxy or (b) more than 50% of the outstanding shares of the Acquired Fund. For more information see the section entitled "Voting Information". In the event the Acquired Fund fails to receive sufficient votes for approval of the Reorganization, management will consider whether to continue further solicitations. If the shareholders of the Acquired Fund do not approve the Plan, the AIC II Board, will consider other possible courses of action for the Acquired Fund.

         At the consummation of the Reorganization, which is expected to occur immediately prior to the opening of business on or about November 9, 2009 (the "Closing Date"), all of the assets and liabilities of the Acquired Fund will be transferred to the Surviving Fund in exchange for Institutional Class Shares of the Surviving Fund. At and after the Closing Date, the assets and liabilities of the Acquired Fund will become the assets and liabilities of the Surviving Fund. On the Closing Date the Acquired Fund will distribute in complete liquidation of the Acquired Fund, PRO RATA to its shareholders of record, determined as of the close of business of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) on the last business day immediately preceding the Closing Date, all of the Institutional Class Shares of the Surviving Fund received by the Acquired Fund pursuant to the Plan. After completion of the Reorganization, each shareholder of the Acquired Fund will own Institutional Class Shares of the Surviving Fund equal in value to the net asset value ("NAV") of such shareholder's shares of the Acquired Fund immediately prior to the Reorganization. The transfer of assets by the Acquired Fund will occur at their then-current market value as determined in accordance with the Surviving Fund's valuation procedures and shares of the Surviving Fund to be issued to the Acquired Fund shall be valued at their then-current NAV determined in accordance with the Surviving Fund's valuation procedures. The distribution will be accomplished by the transfer of Surviving Fund shares credited to the account of the Acquired Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the name of the Acquired Fund shareholders, with each such account being credited a number of Surviving Fund shares representing the respective PRO RATA number of Surviving Fund shares due the related shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. Following the completion of the Reorganization, the Acquired Fund will be liquidated and terminated.

         The Plan contains a number of representations and warranties made by the AIC II Trust to the Aberdeen Trust related to, among other things, its legal status, compliance with laws and regulations and financial position (section 4.1) and similar representations and warranties made by the Aberdeen Trust to the AIC II Trust (section 4.2). The Plan contains a number of conditions precedent that must occur before either the AIC II Trust or the Aberdeen Trust are obligated to proceed with the Reorganization (Articles VI and VII). These include, among others, that (1) the shareholders of the Acquired Fund approve the Reorganization; (2) AIC II Trust receives from the Aberdeen Trust's legal counsel and Aberdeen Trust receives from AIC II Trust's legal counsel, certain opinions supporting the representations and warranties made by each party regarding legal status and compliance with laws and regulations (including an opinion from Aberdeen Trust counsel that the shares issued in the Reorganization will be validly issued, fully paid and nonassessable); (3) both AIC II Trust and Aberdeen Trust receive from AIC II Trust's legal counsel the tax opinion discussed below under "Federal Income Tax Consequences;" and (4) the receipt of certain certificates from AIC II Trust and Aberdeen Trust officers concerning the continuing accuracy of representations and warranties in the Plan.

         The Plan may be amended, modified or supplemented in such a manner as may be mutually agreed upon in writing by the officers of the AIC II Trust and the Aberdeen Trust. The officers of the AIC II Trust may change the valuation time for assets and shares, the effective time and the Closing Date through an agreement in writing without additional specific authorization by their respective Boards. The Plan may be terminated by the mutual agreement of the AIC II Trust and the Aberdeen Trust. Additionally, either the AIC II Trust or the Aberdeen Trust may at its option terminate the Plan at or before the Closing Date due to: 1) a breach by the other party of any representation, warranty, or agreement occurs before the Closing Date and is not cured within 30 days; 2) certain conditions required under the Plan having not been satisfied and it reasonably appears that such condition will not or cannot be met; and 3) either the AIC II Board or Aberdeen Board determining that the consummation of the Reorganization is not in the best interest of the AIC II Trust or the Aberdeen Trust, respectively, and notice is given to the other party.

         AAMI and/or its affiliates, will bear all expenses that are solely and directly related to the Reorganization.

         If the Reorganization is approved, Acquired Fund shareholders who do not wish to have their Acquired Fund shares exchanged for shares of a Surviving Fund as part of the Reorganization should redeem their shares prior to the consummation of the Reorganization. If you redeem your shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares of the Acquired Fund prior to the Reorganization and your shares are subject to the 2.00% redemption fee because they have been held for 90 calendar days or less, your redemption proceeds will be reduced by the redemption fee.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

         Shareholders of the Acquired Fund will receive full and/or fractional Institutional Class Shares of the Surviving Fund in accordance with the procedures provided for in the Plan, as described above. The Surviving Fund shares to be issued in connection with the Reorganization will be fully paid and non-assessable when issued, and will have no pre-emptive or conversion rights. The rights of shareholders of AIC II Trust and Aberdeen Trust are comparable. For more information see "Comparison of the Acquired Fund and the Surviving Fund."

BOARD CONSIDERATIONS

         The Acquired Fund was launched in May 2007 to provide an investment vehicle for institutional clients of Aberdeen. The Acquired Fund was placed on SEI Investment Company's already established platform - the AIC II Trust. In June 2008, the Aberdeen Trust commenced operations. In connection with the creation of the Aberdeen Trust, Aberdeen established its own distributor, Aberdeen Fund Distributors LLC, and distribution platform. Given its proprietary fund complex and in-house distribution capabilities, Aberdeen proposed that the Acquired Fund be reorganized into the Aberdeen Trust.

         The AIC II Board, including the AIC II Trust Independent Trustees, on behalf of the Acquired Fund, considered the Reorganization at a meeting held on June 24, 2009 and approved the Plan. In approving the Reorganization, the AIC II Board determined that (i) participation in the Reorganization is in the best interests of the Acquired Fund's shareholders; and (ii) the Reorganization will not result in the dilution of the interests of the Acquired Fund's shareholders.

         In making this determination, the AIC II Board considered a number of factors, including:

         o the investment objective of the Surviving Fund and the Acquired Fund are identical;

         o the investment strategies, restrictions, and risks of the Surviving Fund are substantially similar to those of the Acquired Fund;

         o the continuity of investment management - if shareholders approve the Reorganization, the Adviser and Sub-Advisers for the Acquired Fund would continue to serve in their capacities for the Surviving Fund;

         o the Reorganization is intended to be tax-free for federal income tax purposes for shareholders of the Acquired Fund (although there can be no assurance that the IRS will take a similar position);

         o the advisory fee of the Surviving Fund is identical to that of the Acquired Fund;

         o AAMI has agreed to an expense limitation agreement for a period of at least two years from the date of the closing of the Reorganization to waive a portion of its management fees and bear certain expenses so that the operating expenses do not exceed 0.95%, which mirrors the current expense ratio after waivers and expense reimbursement for the Acquired Fund; and

         o the expenses of the Reorganization would not be borne by the Acquired Fund's shareholders.


         On June 10, 2009, the Aberdeen Board also determined that the consummation of the Reorganization is in the best interest of the shareholders of the Surviving Fund.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

         The Acquired Fund and the Surviving Fund both intend to qualify, as of the Closing Date, as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each of the Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes. Consummation of the transaction is subject to the condition that AIC II Trust and Aberdeen Trust receives an opinion from Morgan, Lewis and Bockius, LLP, subject to appropriate factual assumption and customary representations, to the effect that for federal income tax purposes:

         a) The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

         b) No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Surviving Fund shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund.

         c) No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for Surviving Fund shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund or upon the distribution of Surviving Fund shares to shareholders of the Acquired Fund.

         d) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for Surviving Fund shares (including fractional shares to which they may be entitled) and the assumption by the Surviving Fund of the liabilities of the Acquired Fund.

         e) The aggregate tax basis of Surviving Fund shares received by each shareholder of the Acquired Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor.

         f) The holding period of the Surviving Fund shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Closing Date of the Reorganization.

         g) The tax basis of the assets of the Acquired Fund received by the Surviving Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange.

         h) The holding period of the assets of the Acquired Fund received by the Surviving Fund will include the period during which such assets were held by the Acquired Fund.

         i) The Surviving Fund will succeed to and take into account, as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of the Acquired Fund described in Section 381(c) of the Code subject to the conditions and limitations specified in Sections 381(b) and
(c) of the Code and the regulations thereunder.

         No opinion will be expressed as to the effect of the Reorganization on
(i) the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or the Surviving Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

         Neither the Acquired Fund nor the Surviving Fund have sought a tax ruling on the federal tax consequences of the Reorganization from the IRS. The opinion to be received from Morgan, Lewis & Bockius, LLP, with respect to the federal income tax consequences of the Reorganization described in this section is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

         Capital losses can generally be carried forward to each of the eight
(8) years succeeding the loss year to offset future capital gains. The Surviving Fund will inherit the tax attributes of the Acquired Fund, including any available capital loss carryforwards, as of the Closing Date. In general, it is not expected that any such capital loss carryforwards will be subject to an annual limitation for federal income tax purposes in connection with the Reorganization because the Reorganization should either: (i) qualify as a type "F" tax-free reorganization under the Code, including a mere change in identity, form or place of reorganization of one corporation, however effected; or (ii) not involve more than a 50% change of ownership.

         After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period for shares for federal income tax purposes. Shareholders should consult their tax adviser regarding the effect, if any, of the Reorganization in light of their individual circumstances. Shareholders should also consult their own advisers concerning the potential tax consequences to them, including state and local income tax consequences.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

         The AIC II Trust is organized as a Massachusetts voluntary association (commonly known as a business trust). Aberdeen Trust is organized as a Delaware statutory trust. The following is only a summary of certain of the differences between the provisions of the Amended and Restated Agreement and Declaration of Trust of the AIC II Trust ("AIC II Declaration of Trust") and the Amended and Restated Agreement and Declaration of Trust of the Aberdeen Trust ("Aberdeen Declaration of Trust"). The rights of shareholders of the Acquired Fund are defined by the AIC II Declaration of Trust and the rights of shareholders of the Surviving Fund are defined by the Aberdeen Declaration of Trust. Although the rights of an interestholder of a Massachusetts voluntary association may vary in certain respects from the rights of an interestholder of a Delaware statutory trust, the attributes of a share of beneficial interest are comparable (e.g., shares of both the Acquired Fund and Surviving Fund are entitled to one vote per share held and fractional votes for fractional shares held). The discussion below describes some of the differences between your rights as a shareholder of the Acquired Fund and your rights as a shareholder of the Surviving Fund. It is not a complete list of differences. The operations of both the Acquired Fund and the Surviving Fund are also subject to the provisions of the 1940 Act, the rules and regulations of the SEC thereunder and applicable state securities laws.

AMENDMENT OF CHARTER

         The AIC II Declaration of Trust generally provides that the Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then AIC II Trustees when authorized to do so by a vote of shareholders holding a majority of the shares entitled to vote. Amendments having the purpose of changing the name of the AIC II Trust or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained in the AIC II Declaration of Trust does not require authorization by shareholder vote.

         The Aberdeen Declaration of Trust permits the Aberdeen Trustees to amend or restate the Declaration of Trust by an instrument in writing signed by not less than a majority of the trustees unless the Aberdeen Declaration of Trust, the 1940 Act or the requirement of any securities exchange on which shares are listed for trading requires shareholders approve such an amendment.

SHAREHOLDER LIABILITY

         Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the AIC II Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the AIC II Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the AIC II Trust or the AIC II Trustees. The AIC II Declaration of Trust also provides for indemnification out of the AIC II Trust property for any shareholder held personally liable for the obligations of the AIC II Trust.

         Under Delaware law, shareholders generally are not personally liable for the obligations of a Delaware statutory trust. A shareholder is entitled to the same limitation of liability extended to stockholders of private, for-profit corporations. Similar statutory or other authority, however, limiting shareholder liability does not exist in certain states. As a result, to the extent that the Aberdeen Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, thereby subjecting the shareholder to liability. To guard against this risk, the Aberdeen Declaration of Trust: (1) contains a provision entitling the Surviving Fund's shareholders to the same limitation of personal liability extended to stockholders of a private corporation organized for profit under the general corporate law of Delaware; and (2) provides for indemnification out of the Surviving Fund property, as applicable, for any shareholder held personally liable for the obligations of the Surviving Fund. In addition, notice of disclaimer of shareholder liability will normally be given in each agreement, obligation, or instrument entered into or executed by the Aberdeen Trust on behalf of the Surviving Fund. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability is in effect; and (3) the Surviving Fund is unable to meet its obligations to indemnify a shareholder. In light of Delaware law, the nature of the Surviving Fund's business and the nature of its assets, the Aberdeen Board believes that the risk of personal liability to a shareholder is extremely remote.

LIABILITY AND INDEMNIFICATION OF TRUSTEES AND OFFICERS

         The AIC II Trustees are not responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or administrator, principal underwriter or custodian, nor is any AIC II Trustee responsible for the act or omission of any other AIC II Trustee, but nothing contained in the AIC II Declaration of Trust protects any AIC II Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         The AIC II Declaration of Trust also provides that each trustee and officer of AIC II Trust shall be indemnified by AIC II Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a trustee or officer and against amounts paid or incurred by him in settlement thereof, except that no such indemnity is provided to a trustee or officer (a) against any liability to the AIC II Trust or its shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; (b) with respect to any matter as to which he has been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the AIC II Trust; (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a trustee or officer, unless there has been either a determination that such trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct: (i) by a vote of a majority of the disinterested trustees acting on the matter (provided that a majority of the disinterested trustees then in office act on the matter); or
(ii) by written opinion of independent legal counsel.

         The Aberdeen Declaration of Trust provides that to the fullest extent that limitations on the liability of agents are permitted by the Delaware Statutory Trust Act ("DSTA") and other applicable law, the trustees and officers shall not be responsible or liable in any event for any act or omission of any other agent of the Aberdeen Trust or any investment adviser or principal underwriter of the Aberdeen Trust.

         In addition, the Aberdeen Declaration of Trust provides that the Aberdeen Trust, out of its property, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or trustee's performance of his or her duties as an officer or trustee of the Aberdeen Trust. Nothing in the Aberdeen Declaration of Trust indemnifies, holds harmless or protects any officer or trustee from or against any liability to the Aberdeen Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

VOTING RIGHTS OF SHAREHOLDERS

         The AIC II Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. Notwithstanding any other provisions of the Declaration of Trust, on any matter submitted to a vote of shareholders, all shares of the AIC II Trust then entitled to vote shall be voted by individual series or class, except (1) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series or class, and (2) when the AIC II Trustees have determined that the matter affects only the interests of one or more series or class, then only shareholders of such series or class shall be entitled to vote thereon. Each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional Share is entitled to a proportionate fractional vote. There is no cumulative voting in the election of AIC II Trustees.

         Meetings of shareholders of the AIC II Trust or of any series or class may be called by the AIC II Trustees, or such other person or persons as may be specified in the by-laws, and held from time to time for the purpose of taking action upon any matter requiring the vote or the authority of the shareholders of the AIC II Trust or any series or class as provided in the AIC II Declaration of Trust or upon any other matter deemed by the AIC II Trustees to be necessary or desirable. If the AIC II Trustees fail to call or give notice of any meeting of shareholders for a period of thirty days after written application by shareholders holding at least 10% of the shares then outstanding requesting a meeting to be called for a purpose requiring action by the shareholders as provided in the AIC II Declaration of Trust or in the by-laws, then shareholders holding at least 10% of the shares then outstanding may call and give notice of such meeting, and thereupon the meeting shall be held in the manner provided for in the AIC II Declaration of Trust in case of call thereof by the AIC II

Trustees. The shareholders of AIC II Trust have power to vote only (i) for the election or removal of trustees as provided in the AIC II Declaration of Trust,
(ii) with respect to any investment adviser as provided in the AIC II Declaration of Trust, (iii) with respect to any termination of the AIC II Trust or any series to the extent and as provided in the AIC II Declaration of Trust,
(iv) with respect to any amendment of the Declaration of Trust to the extent and as provided in the AIC II Declaration of Trust, (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the AIC II Trust or the shareholders, and (vi) with respect to such additional matters relating to the AIC II Trust as may be required by law, by the Declaration of Trust, by the by-laws or by any registration of the AIC II Trust with the SEC or any state, or as the AIC II Trustees may consider necessary or desirable.

         A majority of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law or of the AIC II Declaration of Trust permits or requires that holders of any series or class shall vote as a series or class, then a majority of the aggregate number of shares of that series or class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series or class. Any lesser number, however, shall be sufficient for adjournments. Any adjourned session or sessions may be held within a reasonable time after the date set for the original meeting without the necessity of further notice. Except when a larger vote is required by any provisions of the AIC II Declaration of Trust or the by-laws, a majority of the shares voted on any matter shall decide such matter and a plurality shall elect a trustee, provided that where any provision of law or of the AIC II Declaration of Trust permits or requires that the holders of any series or class shall vote as a series or class, then a majority of the shares of that series or class voted on the matter shall decide that matter insofar as that series or class is concerned.

         Aberdeen Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, all shares of the Surviving Fund are entitled to vote on a matter vote without differentiation between the separate series or classes; provided however, (i) if any matter to be voted on affects only the interests of some but not all series or classes, then only the shareholders of such affected series or classes shall be entitled to vote on the matter or (ii) if the 1940 Act or other applicable law or regulation requires voting by series or by class, then the shares shall vote as prescribed by such law or regulation. Each share shall be entitled to one vote for each full share, and a fractional vote for each fractional share. Shareholders of the Aberdeen Trust do not have cumulative voting rights in the election of Aberdeen Trustees. Meetings of shareholders of the Aberdeen Trust, or any, series or, class thereof, may be called by the Aberdeen Trustees, the Chairman of the Board or President of the Aberdeen Trust or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The Aberdeen Trustees will call a special meeting of shareholders for the purpose of electing Aberdeen Trustees if, at any time, less than a majority of Aberdeen Trustees holding office at the time were elected by shareholders. The Aberdeen Declaration of Trust provides that the shareholders have the power to, vote only with respect to: (1) the election of Aberdeen Trustees to the extent and as provided therein; and (2) with respect to such additional matters relating to the Aberdeen Trust as may be required by the Aberdeen Declaration of Trust, the Aberdeen Trust's by-laws, the 1940 Act or any registration statement of the Aberdeen Trust with the SEC; or (3) as the Aberdeen Trustees may consider necessary or desirable. Generally, unless a lower quorum is required by applicable law, thirty-three and one-third percent (33-1/3%) of the shares present in person or represented by proxy and entitled to vote at a shareholders' meeting constitute a quorum at the meeting. Generally, subject to certain provisions of the Aberdeen Declaration of Trust, the by-laws or applicable law which may require a different vote: (1) in all matters other than the election of Aberdeen Trustees, the affirmative vote of the majority of votes cast at a shareholders' meeting at which a quorum is present shall be the act of the shareholders; and (2) trustees shall be elected by a plurality of the votes cast at a shareholders' meeting at which a quorum is present.

DERIVATIVE ACTION

         There are no provisions relating to shareholder derivative actions in the AIC II Declaration of Trust.

         Generally, a shareholder may bring a derivative action on behalf of the Aberdeen Trust only if the shareholder or shareholders first make a pre-suit demand upon the trustees to bring the subject action unless an effort to cause the trustees to bring such action is excused. A demand on the Aberdeen Trustees is only excused if a majority of the Aberdeen Board, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the action at issue.

         FOR THE REASONS DISCUSSED ABOVE, THE AIC II BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.


                                 CAPITALIZATION

         The Reorganization is not expected to have an impact on the NAV of the Acquired Fund. As indicated below, the Reorganization will not cause the value of an Acquired Fund shareholder's account to go up or down. Any declared but undistributed dividends or capital gains will carry over in the Reorganization.

         The following table shows the capitalization of the Acquired Fund and the Surviving Fund as of April 30, 2009 and the capitalization of the Surviving Fund on a PRO-FORMA basis as of that date after giving effect to the Reorganization. The following are examples of the number of the Institutional Class Shares of the Acquired Fund that would be exchanged for Institutional Class Shares of the Surviving Fund if the Reorganization shown had been consummated on November 9, 2009, and does not reflect the number of such shares or the value of such shares that would actually be received if the Reorganization occurs. Each shareholder of the Acquired Fund will receive the number of full and fractional shares of the Surviving Fund equal in value to the value (as of the last business day prior to the Closing Date) of the shares of the Acquired Fund. The Surviving Fund is without assets or liabilities, and is being created for the purpose of acquiring the assets and liabilities of the Acquired Fund. The Acquired Fund will be the accounting survivor for financial statement purposes.

         ----------------------------------- ---------------- ------------------- ---------------------
                                              ACQUIRED FUND    SURVIVING FUND      PRO FORMA COMBINED
                                                                                     SURVIVING FUND
         ----------------------------------- ---------------- ------------------- ---------------------
         Total Net Assets...................  $410,977,570            $0            $410,977,570
         ----------------------------------- ---------------- ------------------- ---------------------
         Shares Outstanding.................    54,587,778             0              54,587,778
         ----------------------------------- ---------------- ------------------- ---------------------
         Net Asset Value Per Share .........         $7.53            $0                   $7.53
         ----------------------------------- ---------------- ------------------- ---------------------

         This information is for informational purposes only. There is, of course, no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalization of the Acquired Fund is likely to be different at the effective time of the Reorganization as a result of daily share purchase and redemption activity in the Acquired Fund. Accordingly, the foregoing should not be relied upon to reflect the number of shares of the Surviving Fund that actually will be received on or after such date.

             COMPARISON OF THE ACQUIRED FUND AND THE SURVIVING FUND

COMPARISON OF THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

------------------------------------------------------------- -------------------------------------------------------
                       ACQUIRED FUND                                            SURVIVING FUND

------------------------------------------------------------- -------------------------------------------------------
INVESTMENT OBJECTIVES                                         INVESTMENT OBJECTIVES
------------------------------------------------------------- -------------------------------------------------------
The Acquired Fund seeks long-term capital appreciation by     Same.
investing primarily in equity securities of emerging
market country issuers.
------------------------------------------------------------- -------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES                               PRINCIPAL INVESTMENT STRATEGIES
------------------------------------------------------------- -------------------------------------------------------
The Fund will invest primarily in common stocks, but may      Same.
also invest in other types of equity securities, including
preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. Under normal
circumstances, the Fund invests in equity securities of
issuers that:

Have their principal securities trading market in an emerging market country;

Alone or on a consolidated basis derive 50% or more of their annual revenue or assets from goods produced, sales made or services performed in emerging market countries; or

Are organized under the laws of, and have their
principal office in, an emerging market country.
------------------------------------------------------------- -------------------------------------------------------

------------------------------------------------------------- -------------------------------------------------------
                       ACQUIRED FUND                                            SURVIVING FUND

------------------------------------------------------------- -------------------------------------------------------
An "emerging market" country is any country determined by
AAMI, AAMISL or AAMAL to have an emerging market economy,
considering factors such as the country's credit rating,
its political and economic stability and the development of
its financial and capital markets. Typically, emerging
markets are in countries that are in the process of
industrialization, with lower gross national products
("GNP") than more developed countries. There are currently
over 130 countries that the international financial
community considers to be emerging or developing,
approximately 40 of which currently have stock markets.
These countries generally include every nation in the world
except the United States, Canada, Japan, Australia, New
Zealand and most nations located in Western Europe. The
Acquired Fund's investments are ordinarily diversified
among regions, countries and currencies, as determined by
the Sub-Advisers.

The Acquired Fund may invest in securities denominated in major currencies, including U.S. dollars, and currencies of emerging market countries in which it is permitted to invest. The Acquired Fund typically has full currency exposure to those markets in which it invests. However, from time to time, the Acquired Fund may hedge a portion of its foreign currency exposure.

------------------------------------------------------------- -------------------------------------------------------
SECURITIES SELECTION PROCESS                                  SECURITIES SELECTION PROCESS
------------------------------------------------------------- -------------------------------------------------------

The Sub-Advisers for the Acquired Fund select securities      Substantially Similar.
from emerging market countries utilizing a disciplined        The Surviving Fund's investment team employs a
investment process based on their proprietary research to     fundamental, bottom-up equity investment style, which
determine security selection. The Sub-Advisers seek to        is characterized by intensive, first-hand research
identify "quality" companies, based on factors such as        and disciplined company evaluation. Stocks are
strength of management and business, that trade at            identified for their long-term, fundamental value.
reasonable valuations, based on factors such as earnings      The stock selection process contains two filters,
growth and other key financial measurements. The              first quality and then price. In the quality filter,
Sub-Advisers make investments for the long-term, and their    the investment team seeks to determine whether the
investment styles tend to result in relatively low            company is a business that has good growth prospects
portfolio turnover.  However, a Sub-Adviser may sell a        and a balance sheet that supports expansion, and they
security when it perceives that a company's business          evaluate other business risks. In the price filter,
direction or growth prospects have changed or the company's   the investment team assesses the value of a company
valuations are no longer attractive.                          by reference to standard financial ratios, and
                                                              estimates the value of the company relative to its market
                                                              price and the valuations of companies within a relevant
                                                              universe. The investment team may sell a security when
                                                              they perceive that a company's business direction or
                                                              growth prospects have changed or the company's valuations
                                                              are no longer attractive.
------------------------------------------------------------- -------------------------------------------------------

COMPARISON OF THE FUNDAMENTAL INVESTMENT POLICIES

         This section briefly compares and contrasts certain fundamental and non-fundamental investment restrictions of the Acquired Fund with the Surviving Fund. The fundamental and non-fundamental investment restrictions of the Acquired Fund compared with the Surviving Fund are substantially similar although the wording below may differ. More complete information may be found in the respective SAIs for the Acquired Fund and the Surviving Fund.

         Unless otherwise indicated, the restrictions discussed below are fundamental policies of the Acquired Fund or the Surviving Fund. This means that the policy cannot be changed without the approval of shareholders. Investment restrictions that are non-fundamental may be changed by the respective Boards of the Acquired Fund and Surviving Fund.

------------------------------------------------------------- ------------------------------------------------------------
                       ACQUIRED FUND                                           SURVIVING FUND
------------------------------------------------------------- ------------------------------------------------------------
DIVERSIFICATION                                               DIVERSIFICATION
------------------------------------------------------------- ------------------------------------------------------------
As a fundamental policy the Acquired Fund may not purchase    Substantially Similar.
securities of an issuer that would cause the Fund to fail     As a fundamental policy, the Surviving Fund may not
to satisfy the diversification requirement for a              purchase securities of any one issuer, other than
diversified management company under the 1940 Act, the        obligations issued or guaranteed by the U.S. government,
rules or regulations thereunder or any exemption therefrom,   its agencies or instrumentalities, if, immediately after
as such statute, rules or regulations may be amended or       such purchase, more than 5% of the Fund's total assets
interpreted from time to time.  As a non-fundamental          would be invested in such issuer or the Surviving Fund
policy, the Acquired Fund may not purchase securities of      would hold more than 10% of the outstanding voting
any issuer (except securities of other investment             securities of the issuer, except that 25% or less of the
companies, securities issued or guaranteed by the U.S.        Surviving Fund's total assets may be invested without
government, its agencies or instrumentalities and             regard to such limitations.  There is no limit to the
repurchase agreements involving such securities) if, as a     percentage of assets that may be invested in U.S. Treasury
result, more than 5% of the total assets of the Fund would    bills, notes, or other obligations issued or guaranteed by
be invested in the securities of such issuer; or (ii)         the U.S. government, its agencies or instrumentalities.
acquire more than 10% of the outstanding voting securities
of any one issuer.  This restriction applies to 75% of the
Fund's total assets.
------------------------------------------------------------- ------------------------------------------------------------
BORROWING MONEY OR ISSUING SENIOR SECURITIES                  BORROWING MONEY OR ISSUING SENIOR SECURITIES
------------------------------------------------------------- ------------------------------------------------------------
As a fundamental policy, the Acquired Fund may not borrow     Substantially Similar.
money or issue senior securities (as defined under the 1940   As a fundamental policy, the Surviving Fund may not borrow
Act), except to the extent permitted under the 1940 Act,      money or issue senior securities, except that the
the rules and regulations thereunder or any exemption         Surviving Fund may sell securities short, enter into
therefrom, as such statute, rules or regulations may be       reverse repurchase agreements and may otherwise borrow
amended or interpreted from time to time.  As a               money and issue senior securities as and to the extent
non-fundamental policy, the Acquired Fund may not borrow      permitted by the 1940 Act or any rule, order or
money in an amount exceeding 33-1/3% of the value of its      interpretation thereunder.
total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to
purchase securities or require the Fund to segregate assets
are not considered to be borrowing. Asset coverage of at
least 300% is required for all borrowing, except where the
Fund has borrowed money for temporary purposes in an amount
not exceeding 5% of its total assets.
------------------------------------------------------------- ------------------------------------------------------------

------------------------------------------------------------- ------------------------------------------------------------
                       ACQUIRED FUND                                           SURVIVING FUND
------------------------------------------------------------- ------------------------------------------------------------
UNDERWRITING                                                  UNDERWRITING
------------------------------------------------------------- ------------------------------------------------------------
As a fundamental policy, the Acquired Fund may not            Substantially Similar.
underwrite securities issued by other persons, except to      As a fundamental policy, the Surviving Fund may not
the extent permitted under the 1940 Act, the rules and        act as underwriter of another issuer's securities,
regulations thereunder or any exemption therefrom, as such    except to the extent that the Surviving Fund may be
statute, rules or regulations may be amended or interpreted   deemed an underwriter within the meaning of the
from time to time.                                            Securities Act of 1933 in connection with the
                                                              purchase and sale of portfolio securities.
------------------------------------------------------------- ------------------------------------------------------------
COMMODITIES AND REAL ESTATE                                   COMMODITIES AND REAL ESTATE
------------------------------------------------------------- ------------------------------------------------------------
As a fundamental policy, the Acquired Fund may not purchase   Substantially Similar.
or sell commodities or real estate, except to the extent      As a fundamental policy, the Surviving Fund may not
permitted under the 1940 Act, the rules and regulations       purchase or sell commodities or commodities contracts,
thereunder or any exemption therefrom, as such statute,       except to the extent disclosed in the current prospectus
rules or regulations may be amended or interpreted from       and statement of additional information of the Surviving
time to time.  As a non-fundamental policy, however, the      Fund.  Also as a fundamental restriction, the Surviving
Acquired Fund may not purchase or sell real estate, real      Fund may not purchase or sell real estate, except that
estate limited partnership interests, physical commodities    the Surviving Fund may (i) acquire real estate through
or commodities contracts except that the Acquired Fund may    ownership of securities or instruments and sell any real
purchase (i) marketable securities issued by companies        estate acquired thereby, (ii) purchase or sell instruments
which own or invest in real estate (including real estate     secured by real estate (including interests therein), and
investment trusts), commodities or commodities contracts;     (iii) purchase or sell securities issued by entities or
and (ii) commodities contracts relating to financial          investment vehicles that own or deal in real estate
instruments, such as financial futures contracts and          (including interests therein).
options on such contracts.
------------------------------------------------------------- ------------------------------------------------------------
INDUSTRY CONCENTRATION                                        INDUSTRY CONCENTRATION
------------------------------------------------------------- ------------------------------------------------------------
As a fundamental policy, the Acquired Fund may not            Substantially Similar.
concentrate investments in a particular industry or group     As a fundamental policy, the Surviving Fund may not
of industries, as concentration is defined under the 1940     purchase the securities of any issuer if, as a result, 25%
Act, the rules and regulations thereunder or any exemption    or more (taken at current value) of the Surviving Fund's
therefrom, as such statute, rules or regulations may be       total assets would be invested in the securities of
amended or interpreted from time to time.  As a               issuers, the principal activities of which are in the same
non-fundamental policy, the Acquired Fund may not purchase    industry.  This limitation does not apply to securities
any securities which would cause 25% or more of the total     issued by the U.S. government or its agencies or
assets of the Acquired Fund to be invested in the             instrumentalities or securities of other investment
securities of one or more issuers conducting their            companies.  The following industries are considered
principal business activities in the same industry,           separate industries for purposes of this investment
provided that this limitation does not apply to investments   restriction: electric, natural gas distribution, natural
in obligations issued or guaranteed by the U.S. government,   gas pipeline, combined electric and natural gas, and
its agencies or instrumentalities and repurchase agreements   telephone utilities, captive borrowing conduit, equipment
involving such securities.  For purposes of this              finance, premium finance, leasing finance, consumer
limitation, (i) utility companies will be classified          finance and other finance.
according to their services, for example, gas distribution,
gas transmission, electric and telephone will each be
considered a separate industry; and (ii) financial service
companies will be classified according to the end users of
their services, for example, automobile finance, bank
finance and diversified finance will each be considered a
separate industry.
------------------------------------------------------------- ------------------------------------------------------------

------------------------------------------------------------- ------------------------------------------------------------
                       ACQUIRED FUND                                           SURVIVING FUND
------------------------------------------------------------- ------------------------------------------------------------
LENDING                                                       LENDING
------------------------------------------------------------- ------------------------------------------------------------
As a fundamental policy, the Acquired Fund may not make       Substantially Similar.
loans except to the extent permitted under the 1940 Act,      As a fundamental policy, the Surviving Fund may not lend
the rules and regulations thereunder or any exemption         any security or make any other loan, except that the
therefrom, as such statute, rules or regulations may be       Surviving Fund may in accordance with its investment
amended or interpreted from time to time.  As a               objective and policies (i) lend portfolio securities, (ii)
non-fundamental restriction, the Acquired Fund may not make   purchase and hold debt securities or other debt
loans if, as a result, more than 33 1/3% of its total         instruments, including but not limited to loan
assets would be lent to other parties, except that the Fund   participations and subparticipations, assignments, and
may (i) purchase or hold debt instruments in accordance       structured securities, (iii) make loans secured by
with its investment objective and policies; (ii) enter into   mortgages on real property, (iv) enter into repurchase
repurchase agreements; and (iii) lend its securities.         agreements, and (v) make time deposits with financial
                                                              institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any
                                                              rule, order or interpretation thereunder.
------------------------------------------------------------- ------------------------------------------------------------

COMPARISON OF THE DISTRIBUTION, PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

         The chart below highlights the purchase, exchange, redemption features of the Acquired Fund as compared to such features of the Surviving Fund.

-------------------------------- ---------------------------------------- ---------------------------------------------
                                              ACQUIRED FUND                              SURVIVING FUND
-------------------------------- ---------------------------------------- ---------------------------------------------
PURCHASE, EXCHANGE AND
REDEMPTION FEATURES
-------------------------------- ---------------------------------------- ---------------------------------------------
Minimum initial                  $1,000,000/None                          $1,000,000/None
purchase/additional investment
-------------------------------- ---------------------------------------- ---------------------------------------------
Purchases                        By mail, wire, systematic investment     By calling 866-667-9231, intermediary
                                 plan, intermediary
-------------------------------- ---------------------------------------- ---------------------------------------------
Redemptions                      By mail, telephone, intermediary         By calling 866-667-9231, intermediary
-------------------------------- ---------------------------------------- ---------------------------------------------
Involuntary Redemption           If account falls below $100,000          If account falls below $100,000 after
                                 after at least 30 days' written notice   at least 60 days' written notice
-------------------------------- ---------------------------------------- ---------------------------------------------
Exchange Privileges              None                                     By calling 866-667-9231, intermediary
-------------------------------- ---------------------------------------- ---------------------------------------------

ELIGIBLE INVESTORS/MINIMUM INVESTMENT REQUIREMENTS

         The Acquired Fund's Institutional Class Shares are offered to "individual and institutional investors." The Surviving Fund's Institutional Class Shares are available for purchase only by the following:

         o   "fund of funds" offered by affiliates of the Surviving Fund;
         o retirement plans for which no third-party administrator receives compensation from the Surviving Fund;
         o institutional advisory accounts of the Adviser's affiliates, those accounts which have client relationships with an affiliate of the Adviser, its affiliates and their corporate sponsors, subsidiaries, and related retirement plans;
         o rollover individual retirement accounts from such institutional advisory accounts;
         o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;
         o registered investment advisers investing on behalf of institutions and high net-worth individuals where the advisers derive compensation for advisory services exclusively from clients; or
         o high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

         The Acquired Fund and the Surviving Fund each require a minimum of $1,000,000 to open an account. Each Fund does not require a minimum amount for subsequent investments. The Acquired Fund reserves the right to waive the minimum initial amount in its sole discretion. The Surviving Fund does not apply minimum investment requirements to purchases by employees of the Adviser or its affiliates (or their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. Different minimum account requirements may apply if purchases of the Surviving Fund are made through an intermediary. The Surviving Fund reserves the right to waive the investment minimums under certain circumstances.

EXCHANGE AND EXCHANGE PRIVILEGES

         The Acquired Fund does not offer investors the option of exchanging fund shares. The Surviving Fund permits exchange of fund shares for shares of any other fund in the Aberdeen Trust (that is currently accepting new investments) as long as:

         o   both accounts have the same registration;
         o the first purchase in the new fund meets its minimum investments requirement; and
         o   the investor purchases the same class of shares.

         The Surviving Fund may also reject an exchange equaling 1% or more of the Surviving Fund's NAV. The Surviving Fund's exchange privilege may be amended or discontinued upon 60 days' written notice to shareholders. Generally, there are no sales charges for exchanges of Institutional Class Shares.

REDEMPTION FEES

         In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of such trading, the Acquired Fund assesses a redemption fee of 2.00% on redemptions by shareholders of fund shares held for less than 90 days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Acquired Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Acquired Fund have been held, the Acquired Fund assumes that shares held by the investor the longest period of time will be sold first.

         Similarly, the Surviving Fund imposes an exchange and redemption fee of 2.00% of shares exchanged or redeemed within 90 calendar days. Like the Acquired Fund, the redemption fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether a redemption fee applies to an affected account, shares that were held the longest are redeemed first. The Surviving Fund will waive the application of the 2.00% redemption fee for the Acquired Fund shareholders on the date of the Reorganization with respect to their shareholdings as of the date of the Reorganization. Purchases of additional shares by the Acquired Fund shareholders after the date of the Reorganization will be subject to the Surviving Fund's redemption fee.

         Each Fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is in the best interests of the Acquired Fund. The Acquired Fund may waive the fee for certain categories of redemptions that the Acquired Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following:

         o participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders;
         o redemptions resulting from certain transfers upon the death of a shareholder;
         o redemptions by certain pension plans as required by law or by regulatory authorities;
         o   failed verifications;
         o   involuntary redemptions; and
         o   retirement loans and withdrawals.

         The redemption fee will not be applied on redemptions made within the 90-day period because the account does not meet the applicable minimum account size or because the Fund is unable to verify the accountholder's identity within a reasonable time after the account is opened.

         With respect to the Surviving Fund, redemption and exchange fees do not apply to:

         o shares redeemed or exchanged under regularly scheduled withdrawal plans;
         o   shares purchased through reinvested dividends or capital gains;
         o shares redeemed following the death or disability of a shareholder. The disability, determination of disability and subsequent redemption must have occurred during the period the fee applied;
         o shares redeemed in connection with mandatory withdrawals from traditional IRAs after age 70 1/2 and other required distributions from retirement accounts;
         o shares redeemed or exchanged from retirement accounts within 30 calendar days of an automatic payroll deduction; or
         o shares redeemed or exchanged by any "fund of funds" that is affiliated with the Fund.

         With respect to the Surviving Fund's shares that are redeemed or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or redemption within 30 calendar days of an automatic payroll deduction, the shareholder must inform the Surviving Fund's Customer Service or the shareholder's intermediary that they qualify for a waiver and that the redemption fee does not apply. The Surviving Fund shareholder may be required to show evidence that they qualify for the waiver. Redemption and exchange fees will be assessed unless or until the Surviving Fund is notified that the redemption fee has been waived.

         With respect to shares purchased through a financial intermediary, the Acquired Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Acquired Fund; however, the Acquired Fund recognizes that the financial intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Acquired Fund's. With respect to Surviving Fund, only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

         o   broker wrap fee and other fee-based programs;
         o   qualified retirement plan accounts;
         o omnibus accounts where there is no capability to impose a redemption fee on underlying customers' accounts; and
         o   intermediaries that do not or cannot
             report sufficient information to impose an exchange fee on their customer accounts.

OTHER TRANSACTION POLICIES

         The Acquired Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Acquired Fund or its Adviser reasonably believes that the trading activity could be harmful or disruptive to the Acquired Fund. Similarly, the Surviving Fund has sole discretion to: 1) restrict purchases or exchanges that the Surviving Fund or its agents believe constitute excessive trading and 2) reject transactions that violate the Surviving Fund's excessive trading policies or its exchange limits.

         Additionally, the Acquired Fund restricts shareholders from making more than five "round trips" into or out of the Acquired Fund per calendar year. If a shareholder exceeds this amount, the Acquired Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Acquired Fund defines a round trip as a purchase into the Acquired Fund by a shareholder, followed by a subsequent redemption out of the Fund of an amount the Adviser reasonably believes would be harmful or disruptive to the Acquired Fund.

INVOLUNTARY REDEMPTION OF FUND SHARES

         The Acquired Fund and the Surviving Fund each reserve the right to redeem an investor's shares if their account balance drops below $100,000. The Acquired Fund will provide an investor with at least 30 days' written notice to allow sufficient time for an investor to add to their account and avoid the involuntary redemption. The Surviving Fund will notify an investor and give 60 days to an investor to purchase additional shares and avoid involuntary redemption. With respect to the Acquired Fund, if shares are redeemed in this manner within 90 days of their purchase, the redemption fee will not be applied.

PRICING OF SHARES

         The Acquired Fund calculates its NAV once each business day as of the regularly scheduled close of normal trading on the NYSE (generally, 4:00 p.m. Eastern time). Similarly, the Surviving Fund calculates its NAV at the close of regular trading on the NYSE.

DIVIDENDS AND DISTRIBUTIONS

         The Acquired Fund normally distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. The Acquired Fund will automatically reinvest dividends and distributions in additional shares of the Acquired Fund, unless the investor elects on their account application to receive them in cash. Similarly, the Surviving Fund declares and distributes its net investment income annually, if any, to shareholders as dividends. Capital gains, if any, may be distributed at least annually. The Surviving Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Surviving Fund. All income and capital gain distributions are automatically reinvested in shares of the Surviving Fund. An investor may request in writing a payment in cash if the distribution is in excess of $5.

COMPARISON OF SERVICE PROVIDERS

         AAMI is the Adviser for the Acquired Fund and AAMISL and AAMAL are the Sub-Advisers for the Acquired Fund. The Adviser and the Sub-Advisers will continue in their capacities for the Surviving Fund. The Adviser and the Sub-Advisers generally use a team-based approach to managing the Funds. Each portfolio manager jointly and primarily responsible for the day-to-day management of the Acquired Fund will continue in their capacities for the Surviving Fund.

ADVISER

         AAMI, a Delaware corporation formed in 1993, serves as the investment adviser to the Acquired Fund and will continue to serve as Adviser to the Surviving Fund. The Adviser's principal place of business is located at 1735 Market Street, 32nd Floor, Philadelphia, Pennsylvania 19103. The Adviser manages and supervises the investment of the Acquired Fund's and the Surviving Fund's assets on a discretionary basis.

SUB-ADVISERS

         AAMISL, a United Kingdom corporation and AAMAL, a Singapore corporation, serve as Sub-Advisers to the Acquired Fund and will continue to serve as Sub-Adviser to the Surviving Fund. AAMISL's principal place of business is located at One Bow Churchyard, London, England, EC4M9HH. AAMAL's principal place of business is located at 21 Church Street, #01-01 Capital Square Two, Singapore 049480. The Adviser and Sub-Advisers are responsible for the day-to-day management of the Acquired Fund's and the Surviving Fund's investments. To the extent that AAMISL or AAMAL do not have management over a specific portion of a Fund's assets, AAMISL and AAMAL will assist the Adviser with oversight for the Acquired Fund or the Surviving Fund. When a portfolio management team from AAMISL or AAMAL is allocated a specific portion of any of a Fund's assets to manage, it will receive a fee from the Adviser for its investment decision services.

         The Adviser and Sub-Advisers are each wholly-owned subsidiaries of Aberdeen Asset Management PLC ("Aberdeen PLC"), which is the parent company of an asset management group managing approximately $168 billion in assets as of May 31, 2009 for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients, in addition to U.S. registered investment companies. Aberdeen PLC was formed in 1983 and was first listed on the London Stock Exchange in 1991.

         For its services to the Acquired Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% based on the average daily net assets of the Acquired Fund. The advisory fees for the Surviving Fund will be the same as the advisory fees for the Acquired Fund. The Adviser, not the Acquired Fund or the Surviving Fund, will pay a portion of the advisory fees it receives to the Sub-Advisers.

MULTI-MANAGER STRUCTURE OF THE SURVIVING FUND

         The Adviser and the Aberdeen Trust have received an exemptive order from the SEC for a multi-manager structure that allows the Adviser, subject to the approval of the Aberdeen Board, to hire, replace or terminate a sub-adviser (excluding hiring a sub-adviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated sub-adviser with the approval of the Board, but without shareholder approval.

         If a new unaffiliated sub-adviser is hired for the Surviving Fund, shareholders will receive information about the new sub-adviser within 90 days of the change. The multi-manager structure allows the Surviving Fund greater flexibility enabling them to operate more efficiently.

         Under the multi-manager structure, the Adviser has ultimate responsibility, subject to oversight by the Board, for overseeing the Surviving Fund's sub-adviser(s) and recommending to the Board the hiring, termination or replacement of a sub-adviser. In instances where the Adviser hires a sub-adviser, the Adviser performs the following oversight and evaluation services to a sub-advised Fund:

         o   initial due diligence on prospective Surviving Fund sub-advisers;
         o monitoring sub-adviser performance, including ongoing analysis and periodic consultations;
         o communicating performance expectations and evaluations to the sub-advisers; and
         o making recommendations to the Board regarding renewal, modification or termination of a sub-adviser's contract.

         The Adviser does not expect to frequently recommend sub-adviser changes. Where the Adviser does recommend sub-adviser changes, the Adviser periodically provides written reports to the Board regarding its evaluation and monitoring of the sub-adviser. Although the Adviser monitors the sub-adviser's performance, there is no certainty that any sub-adviser or Surviving Fund will obtain favorable results at any given time.

OTHER SERVICE PROVIDERS

         The other services providers for the Acquired Fund and the Surviving Fund are listed below.

---------------------------- ---------------------------------------------------- ------------------------------------------
                                                ACQUIRED FUND                                  SURVIVING FUND
---------------------------- ---------------------------------------------------- ------------------------------------------
TRANSFER AGENT:              DST Systems, Inc.                                     Citi Fund Services Ohio, Inc.
                             333 W. 11th Street                                    3435 Stelzer Road
                             Kansas City, Missouri 64105                           Columbus, Ohio 43219

---------------------------- ---------------------------------------------------- ------------------------------------------
CUSTODIAN:                   The Northern Trust Company                            JPMorgan Chase Bank
                             50 South La Salle Street                              270 Park Avenue
                             Chicago, Illinois 60675                               New York, NY 10017

---------------------------- ---------------------------------------------------- ------------------------------------------
ADMINISTRATOR:               SEI Investments Global Funds Services                 Aberdeen Asset Management Inc.
(FUND ACCOUNTANT FOR THE     One Freedom Valley Drive                              1735 Market Street
ACQUIRED FUND)               Oaks, Pennsylvania 19456                              32nd Floor
                                                                                   Philadelphia, PA 19103

---------------------------- ---------------------------------------------------- ------------------------------------------
SUB-ADMINISTRATOR AND FUND   N/A                                                   Citi Fund Services Ohio, Inc.
ACCOUNTANT:                                                                        3435 Stelzer Road
                                                                                   Columbus, Ohio 43219

---------------------------- ---------------------------------------------------- ------------------------------------------
DISTRIBUTOR:                 SEI Investments Distribution Co.                      Aberdeen Fund Distributors LLC
                             One Freedom Valley Drive                              1735 Market Street
                             Oaks, Pennsylvania 19456                              32nd Floor
                                                                                   Philadelphia, PA 19103

---------------------------- ---------------------------------------------------- ------------------------------------------
AUDITOR:                     PricewaterhouseCoopers LLP                            KPMG LLP
                             Two Commerce Square                                   1601 Market Street
                             2001 Market Street                                    Philadelphia, Pennsylvania 19103
                             Suite 1700
                             Philadelphia, Pennsylvania 19103
---------------------------- ---------------------------------------------------- ------------------------------------------

PERFORMANCE HISTORY OF THE ACQUIRED FUND

         The Surviving Fund is a new fund that has not yet commenced operations and has been created for the purpose of acquiring the Acquired Fund's assets and assuming its liabilities. As such, Surviving Fund does not have any operating history or performance information. Because the same portfolio managers that manage the Acquired Fund will also manage the Surviving Fund using substantially similar investment strategies as the Acquired Fund, shown below are the average annual total returns for the periods indicated for the Acquired Fund. The bar chart and table below illustrate the risks and volatility of investing in Institutional Class Shares of the Acquired Fund (and if the Reorganization is effected, the Surviving Fund). The Surviving Fund will carry forward the investment performance and financial history of the Acquired Fund.

         The bar chart shows the performance of the Acquired Fund's Institutional Class for the most recent calendar year. The table illustrates how the performance of the Acquired Fund's Institutional Class Shares, before taxes and for specified time periods, compares to that of a broad measure of market performance. Of course, the Acquired Fund's past performance (before and after taxes) is not necessarily an indication of how it or the Surviving Fund will perform in the future.

YEARLY PERFORMANCE OF THE ACQUIRED FUND

                               YEARLY PERFORMANCE
                                   (BAR CHART)
                       ----------------- ---------------
                             2008           (40.36)%
                       ----------------- ---------------


       ---------------------------- -------------------------
              BEST QUARTER               WORST QUARTER
       ---------------------------- -------------------------
                 0.19%                     (22.69)%
       ---------------------------- -------------------------
             (06/30/2008)                (12/31/2008)
       ---------------------------- -------------------------

PERFORMANCE TABLE OF THE ACQUIRED FUND

         This table compares the Acquired Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2008 to those of the MSCI EMF (Emerging Markets Free) Index.

------------------------------------------------------------------------ --------------- -------------------
INSTITUTIONAL CLASS SHARES                                                    1 YEAR       SINCE INCEPTION*
------------------------------------------------------------------------ --------------- -------------------
FUND RETURNS BEFORE TAXES                                                   (40.36)%          (18.98)%
------------------------------------------------------------------------ --------------- -------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS**                                 (40.77)%          (19.72)%
------------------------------------------------------------------------ --------------- -------------------
FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES**+        (26.01)%          (16.16)%
------------------------------------------------------------------------ --------------- -------------------
 MSCI EMF INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)         (53.17)%          (25.58)%
------------------------------------------------------------------------ --------------- -------------------


   * The Acquired Fund's inception date was May 11, 2007. Index comparisons begin on April 30, 2007.
   ** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
   + Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

FINANCIAL HIGHLIGHTS OF THE ACQUIRED FUND

         The financial highlights table that follows presents performance information about Institutional Class Shares of the Acquired Fund. The information is intended to help you understand the Acquired Fund's financial performance the period of the Acquired Fund's operations. Some of this information reflects financial information for a single Acquired Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Acquired Fund, assuming you reinvested all of your dividends and distributions. The information provided below has been derived from the Acquired Fund's financial statements, which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm whose report, along with the Acquired Fund's financial statements, are included in the Acquired Fund's Annual Report. The report of PricewaterhouseCoopers LLP, along with the Acquired Fund's financial statements and related notes, appears in the Annual Report that is incorporated by reference into the Statement of Additional Information. The information for the six-month period ended April 30, 2009 is unaudited and included in the Acquired Fund's Semi-Annual Report. You can obtain the Annual Report or Semi-Annual Report at no charge by calling 1-866-392-2626.

SELECTED PER SHARE DATA & RATIOS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

 -------------- ----------- ----------- ------------- ----------- ---------- -------------- -------------- --------- --------
                NET ASSET   INCOME      INCOME FROM   TOTAL       DIVIDENDS  DISTRIBUTIONS      TOTAL      NET       TOTAL
                VALUE,      FROM         INVESTMENT   FROM        FROM NET     FROM NET       DIVIDENDS    ASSET     RETURN+
                BEGINNING   INVESTMENT  OPERATIONS:   INVESTMENT  INVESTMENT   REALIZED          AND       VALUE,
                OF PERIOD   OPERATIONS:               OPERATIONS   INCOME        GAINS      DISTRIBUTIONS  END OF
                                                                                                 TO         PERIOD
                                            NET                                             SHAREHOLDERS
                            NET           REALIZED
                            INVESTMENT      AND
                            INCOME       UNREALIZED
                               (1)      GAIN (LOSS)
 -----------------------------------------------------------------------------------------------------------------------------
 ABERDEEN EMERGING MARKETS FUND
 -----------------------------------------------------------------------------------------------------------------------------
 SIX MONTHS       $6.80       $0.06        $0.87        $0.93      ($0.05)      ($0.15)        ($0.20)      $7.53    14.18%
 ENDED
 APRIL 30,
 2009
 (UNAUDITED)
 -------------- ----------- ----------- ------------- ----------- ----------- ------------- -------------- --------- --------
 YEAR ENDED       $12.67      $0.19       ($5.73)      ($5.54)     ($0.21)      ($0.12)        ($0.33)      $6.80    (44.80)%
 OCTOBER 31,
 2008
 -------------- ----------- ----------- ------------- ----------- ----------- ------------- -------------- --------- --------
 YEAR ENDED       $10.00      $0.07        $2.60        $2.67         -            -              -         $12.67   26.70%
 OCTOBER 31,
 2007*
 -------------- ----------- ----------- ------------- ----------- ----------- ------------- -------------- --------- --------


------------- ----------- ----------- ----------- ----------
NET ASSETS,   RATIO OF    RATIO OF    RATIO OF    PORTFOLIO
   END OF     EXPENSES    EXPENSES    NET         TURNOVER
   PERIOD     TO          TO          INVESTMENT    RATE
(THOUSANDS)   AVERAGE     AVERAGE     INCOME
              NET         NET         TO
              ASSETS (2)  ASSETS      AVERAGE
                          (EXCLUDING  NET ASSETS
                           WAIVERS)


------------- ----------- ----------- ----------- ----------
  $410,978      0.95**     1.17%**     1.71%**      5%***

------------- ----------- ----------- ----------- ----------
  $189,074      0.95%       1.19%       1.80%        13%

------------- ----------- ----------- ----------- ----------
  $227,686     0.95%**     1.26%**     1.29%**      4%***
------------- ----------- ----------- ----------- ----------

   + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


   *     THE FUND COMMENCED OPERATIONS ON MAY 11, 2007.


   **    ANNUALIZED.


   *** NOT ANNUALIZED. EXCLUDES EFFECT OF IN-KIND TRANSFER, WHERE APPLICABLE.


   (1) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE
   PERIOD.


   (2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD BE EQUAL TO THE RATIO PRESENTED


   AMOUNTS DESIGNATED AS "--" ARE $0.

                               VOTING INFORMATION

         This section provides information on a number of topics relating to proxy voting and the Meeting.

         Shareholders of record at the close of business on August 21, 2009
(the "Record Date") are entitled to notice of, and to vote at, the Meeting. Each whole share outstanding is entitled to one vote and each fractional share outstanding is entitled to a proportionate fractional vote.

SHARES OUTSTANDING. The number of shares of the Acquired Fund outstanding as of the Record Date is listed below:


                               SHARES OUTSTANDING
         Acquired Fund - Institutional Class Shares              74,163,507.8080

PROXY SOLICITATION METHODS. The solicitation of proxies will be largely by mail, but may include telephonic, Internet or oral communication. In addition to solicitations by mail, officers and employees of the Adviser, without extra pay, may conduct additional solicitations by telephone, telecopy, and personal interviews. The AIC II Trust has also retained an outside firm the Altman Group, Inc. ("Altman Group"), who specializes in proxy solicitation to assist with the proxy solicitation process (tabulation, printing and mailing), the collection of proxies, and with any necessary follow-up.

PROXY SOLICITATION COSTS. All costs of solicitation, including (a) printing and mailing of this Prospectus/Proxy Statement and accompanying material, (b) the maintenance of the Internet web site relating to this proxy solicitation, (c) the reimbursement of brokerage firms and others for their expenses in forwarding solicitation material to the beneficial owners of the Acquired Fund's shares,
(d) payment to Altman Group for tabulation, printing and mailing services(which is anticipated to amount to approximately $5,000, including solicitations to submit proxies by telephone, and (e) the costs of holding the Meeting will be borne by Aberdeen and its affiliates.

QUORUM. The presence, in person or by proxy, of a majority of the holders of shares entitled to vote on the Proposal on the Record Date constitutes a quorum for the transaction of business at the Meeting.

VOTE REQUIRED. Approval of the Proposal will require, if a quorum is present at the Meeting, the affirmative vote of a majority of the shares voted. A "majority shareholder vote," under the AIC II Declaration of Trust, means the lesser of
(a) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Acquired Fund.

ADJOURNMENT. If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the Proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. Abstentions and "broker non-votes" will not be counted for or against such proposal to adjourn. The persons named as proxy agents will vote those proxies that they are entitled to vote FOR such Proposal in favor of such an adjournment, and will vote those proxies required to be voted AGAINST such Proposal, against such an adjournment. Aberdeen will bear the costs of any additional solicitation or any adjourned sessions.

VOTING BY BROKER-DEALERS AND METHOD OF TABULATION. If shares are held of record by a broker-dealer and a person wishes to vote in person at the Meeting, that person should obtain a legal proxy from the broker of record and present it to the Inspector of Elections at the Meeting. For purposes of determining the presence of a quorum, abstentions or "broker non-votes" will be counted as present; however, they will have the effect of a vote against the Proposal.

         As used above, "broker non-votes" relate to shares that are held of record by a broker-dealer for a beneficial owner who has not given instructions to such broker-dealer. Pursuant to certain rules promulgated by the NYSE that govern the voting by such broker-dealers, a broker-dealer holding shares of record for a beneficial owner may not exercise discretionary voting power with respect to certain non-routine matters, which may include the matter contemplated by this Proposal.

REVOCATION OF PROXY. At any time before the Meeting, a person may change their vote, even though a proxy has already been returned, by written notice to the AIC II Trust, or by submitting a subsequent proxy, by mail, by Internet, by telephone or by voting in person at the Meeting. Should shareholders require additional information regarding the proxy or replacement proxy cards, they may contact the AIC II Trust at 1-866-392-2626.

SHAREHOLDER PROPOSALS. The AIC II Trust is organized as a voluntary association under the laws of the Commonwealth of Massachusetts. As such, the AIC II Trust is not required to, and does not, hold annual meetings. Nonetheless, the AIC II Board may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act or as required or permitted by the AIC II Declaration of Trust and by-laws. Shareholders of the Acquired Fund who wish to present a proposal for action at a future meeting should submit a written proposal to the AIC II Trust for inclusion in a future proxy statement. Shareholders retain the right to request that a meeting of the shareholders be held for the purpose of considering matters requiring shareholder approval.

         If a shareholder wishes to send a communication to the AIC II Trustees, such correspondence should be in writing and addressed to the Trustees of the AIC II Trust c/o the Secretary of the AIC II Trust, at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The correspondence will be given to the AIC II Trustees for review and consideration.

OTHER MATTERS. No business other than the matter described above is expected to come before the Meeting, but should any matter incident to the conduct of the Meeting or any question as to an adjournment of the Meeting arise, the persons named in the enclosed proxy will vote thereon according to their best judgment in the interest of the AIC II Trust.

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING AND WHO WISH TO HAVE THEIR SHARES VOTED ARE REQUESTED TO VOTE BY MAIL, TELEPHONE OR INTERNET AS EXPLAINED IN THE INSTRUCTIONS INCLUDED ON YOUR PROXY CARD.


      ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND AND THE SURVIVING FUND

         More information about the Acquired Fund and the Surviving Fund is included in: (i) the Acquired Fund's Prospectus dated March 1, 2009 which is incorporated by reference herein and considered a part of this Prospectus/Proxy Statement; (ii) the Statement of Additional Information dated March 1, 2009, relating to the Acquired Fund's Prospectus (iii) the Surviving Fund's Prospectus dated August 15, 2009, which accompanies this Prospectus/Proxy Statement, is incorporated by reference and considered a part of this Prospectus/Proxy Statement; (iv) the Statement of Additional Information dated August 15, 2009, relating to the Surviving Fund's Prospectus; and (v) the Statement of Additional Information dated August 30, 2009 (relating to this Prospectus/Proxy Statement), which is incorporated by reference herein. You may request free copies of the Acquired Fund's Prospectus or Statement of Additional Information (including any supplement) by calling (866) 392-2626 or by writing the Aberdeen Emerging Markets Fund (The Advisors' Inner Circle Fund II), P.O. Box 219009, Kansas City, MO 64121. You may request free copies of the Surviving Fund's Prospectus or Statement of Additional Information (including any supplements), by calling
(866) 667-9231 or by writing to Aberdeen Funds, P.O. Box 183148, Columbus, Ohio, 43218-3148.

         This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Aberdeen Trust with the SEC under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Surviving Fund and the shares offered. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

         Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. 20549 and at the following regional offices of the SEC: New York Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Miami Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Chicago Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Denver Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; Los Angeles Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036; Atlanta Regional Office, 3475 Lenox Road, NE., Suite 1000, Atlanta, Georgia 30326; Boston Regional Office, 33 Arch Street, 23rd Floor, Boston, Massachusetts 02110; Fort Worth Regional Office, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, Texas 76102; Philadelphia Regional Office, 701 Market Street, Suite 2000, Philadelphia, Pennsylvania 19106; Salt Lake City Regional Office, 15 W. South Temple Street, Suite 1800, Salt Lake City, Utah 84101; and San Francisco Regional Office, 44 Montgomery Street, Suite 2600, San Francisco, California 94104. Also, copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC's Web site at www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

         INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         The audited financial statements for the Acquired Fund, which appear in the Acquired Fund's Annual Report dated October 31, 2008 have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm as set forth in their report therein and are incorporated by reference into the Statement of Additional Information relating to this Prospectus/Proxy Statement. Such financial statements are incorporated therein by reference in reliance upon such reports given on the authority of such firm.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of the Record Date, the AIC II Trustees and officers as a group owned less than 1% of the outstanding shares of the Acquired Fund, and less than 1% of the outstanding shares of all funds of the AIC II Trust in the aggregate.

         To the best knowledge of AIC II Trust, as of the Record Date, no person except as set forth in the following table owned of record 5% or more of the outstanding shares of the Acquired Fund. The following table sets forth the name, address and share ownership of each person known to AIC II Trust to have ownership with respect to 5% or more of the Institutional Class Shares of the Acquired Fund as of August 21, 2009. The type of ownership of each entry listed on the table is record ownership. The percentage of the Surviving Fund that would be owned by the below named shareholders upon consummation of the Reorganization is not expected to change.

         As of the Record Date, the Surviving Fund has not yet commenced operations and has no outstanding shares.




                                              Amount of Shares Owned   Percentage of Fund Owned
Name and Address

MERRILL LYNCH PIERCE FENNER & SMITH INC          10,515,482.0950             14.18 %
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL  32246-6484

STATE STREET TRUST & BANK CO                      5,176,211.4540              6.98 %
XEROX CORP TRUST AGREEMENT
TO FUND RETIREMENT PLANS
GLOVER AVE
NORWALK CT  06850-1203

NATIONAL FINANCIAL SERVICES LLC                   4,292,861.5620              5.79 %
FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
200 LIBERTY ST
ONE WORLD FINANCIAL CENTER
NEW YORK NY  10281-1003








                              SHAREHOLDER INQUIRIES

         Shareholder inquiries may be addressed to the AIC II Trust or to the Aberdeen Trust in writing at the address(es), or by phone at the phone number(s), on the cover page of this Prospectus/Proxy Statement.

                                      * * *

         SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING AND WHO WISH TO HAVE THEIR SHARES VOTED ARE REQUIRED TO VOTE BY MAIL, TELEPHONE OR INTERNET AS EXPLAINED IN THE INSTRUCTIONS INCLUDED ON YOUR PROXY CARD.

                      AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization ("Agreement") is made as of this 28th day of August, 2009, by and between The Advisors' Inner Circle Fund II, a Massachusetts business trust (the "Trust"), with respect to the Aberdeen Emerging Markets Fund, a series of the Trust (the "Reorganizing Fund"), and Aberdeen Funds, a Delaware statutory trust (the "Company"), with respect to the Aberdeen Emerging Markets Institutional Fund, a series of the Company (the "Surviving Fund"). The Reorganizing Fund and the Surviving Fund may also be referred to in this Agreement collectively as "Funds" and individually as a "Fund." Except for the Funds, no other series of either the Trust or the Company are parties to this Agreement. Aberdeen Asset Management Inc., a Delaware corporation, ("AAMI") joins this Agreement solely for purposes of paragraphs 1.3, 6.2, 6.6, 7.8, 15.6 and Article IX.

                                    RECITALS

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations promulgated under
Section 368 of the Code. The reorganization will consist of: (i) the transfer of all of the assets of the Reorganizing Fund as set forth in paragraph 1.2 of this Agreement ("Assets") in exchange for Institutional Class shares of the Surviving Fund ("Surviving Fund Shares"); (ii) the assumption by the Surviving Fund of all of the Liabilities (as defined in paragraph 1.3) of the Reorganizing Fund; and
(iii) the distribution of Surviving Fund Shares to the holders of Institutional Class shares of the Reorganizing Fund and the liquidation of the Reorganizing Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

WHEREAS, the Reorganizing Fund is a separate series of the Trust, the Surviving Fund is a separate series of the Company and the Trust and the Company are registered open-end management investment companies;

WHEREAS, each of the Surviving Fund and the Reorganizing Fund is authorized to issue its respective shares of beneficial interest;

WHEREAS, the Surviving Fund has been newly organized to hold the Assets of the Reorganizing Fund and has had no assets and has carried on no business activities prior to the consummation of the Reorganization described herein;

WHEREAS, the Trustees of the Trust have determined that the Reorganization is in the best interests of the Trust and the Reorganizing Fund and that the interests of the existing shareholders of the Reorganizing Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Trustees of the Company have determined that the Reorganization is in the best interests of the Company and the Surviving Fund and that the interests of the existing shareholders of the Surviving Fund will not be diluted as a result of the Reorganization.

                                    AGREEMENT

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

                                   ARTICLE I
     TRANSFER OF ALL REORGANIZING FUND ASSETS IN EXCHANGE FOR SURVIVING FUND
        SHARES, THE ASSUMPTION OF ALL REORGANIZING FUND LIABILITIES AND
                      LIQUIDATION OF THE REORGANIZING FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Reorganizing Fund agrees to transfer all of its Assets, as set forth in paragraph 1.2, to the Surviving Fund. In exchange, the Surviving Fund agrees:
(i) to issue and deliver to the Reorganizing Fund the number of full and fractional (to the third decimal place) Surviving Fund Shares, determined in the manner and as of the time and date set forth in Article II and (ii) to assume all of the Liabilities of the Reorganizing Fund as set forth in paragraph 1.3. Holders of Institutional Class shares of the Reorganizing Fund will receive the Institutional Class of shares of the Surviving Fund. Such transactions shall take place at the closing of the Reorganization on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. (a) The Assets of the Reorganizing Fund to be acquired by the Surviving Fund shall consist of all assets and property of the Reorganizing Fund, including, without limitation, cash, securities, commodities, interests in futures, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and dividends or interest receivable, owned by the Reorganizing Fund and any deferred or prepaid expenses shown as an asset on the books of the Reorganizing Fund at the Valuation Time as provided for in paragraph 2.1. At and after the Effective Time provided for in paragraph 3.1, all of the Assets of the Reorganizing Fund shall become, and be included in, the assets of the Surviving Fund.

(b) The Trust has provided the Company with a list of the Reorganizing Fund's portfolio securities as of the date of execution of this Agreement. The Reorganizing Fund reserves the right to sell any of these securities prior to the Closing Date. The Trust will, within a reasonable time prior to the Closing Date, furnish the Surviving Fund with an updated list of the portfolio securities.

1.3 LIABILITIES TO BE DISCHARGED AND LIABILITIES TO BE ASSUMED. The Reorganizing Fund will use commercially reasonable efforts to identify and discharge all of its known liabilities and obligations (including accrued fees and expenses and payables for securities transactions or for share redemptions) prior to the Closing Date. The Surviving Fund will assume all of the Reorganizing Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date other than those listed in the next sentence (the "Liabilities"). The Surviving Fund will not assume: (i) any debts, liabilities and obligations of the Trust that are not related to the Reorganizing Fund; and (ii) any debts, liabilities and obligations of the Trust's other series. If prior to the Closing Date, the Company identifies a liability that the Trust and the Company mutually agree should not be assumed by the Company, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Trust and the Company at the closing (the "Excluded Liabilities"). Certain liabilities that would otherwise be listed as Excluded Liabilities may be assumed by the Company on behalf of the Surviving Fund, subject to such conditions as may be mutually agreed upon between the Trust and the Company.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Reorganizing Fund will distribute in complete liquidation of the Reorganizing Fund, pro rata to its shareholders of record, determined as of the close of business on the business day immediately preceding the Closing Date ("Reorganizing Fund Shareholders"), all of the Surviving Fund Shares received by the Reorganizing Fund pursuant to paragraph 1.1; and (b) the Reorganizing Fund will thereupon proceed to terminate as set forth in paragraph
1.8 below. Such distribution will be accomplished by the transfer of Surviving Fund Shares credited to the account of the Reorganizing Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the name of the Reorganizing Fund Shareholders, with each such account being credited a number of Surviving Fund Shares representing the respective pro rata number of Surviving Fund Shares due the related shareholders. All issued and outstanding shares of the Reorganizing Fund ("Reorganizing Fund Shares") will simultaneously be canceled on the books of the Reorganizing Fund. The Surviving Fund shall not issue certificates representing Surviving Fund Shares in connection with such transfer. After the Closing Date, the Reorganizing Fund shall not conduct any business except in connection with its termination or as otherwise required by law or the terms of this Agreement.

1.5 OWNERSHIP OF SHARES. Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund's transfer agent. Surviving Fund Shares equal in value to the aggregate net asset value of the Reorganizing Fund Shares will be issued simultaneously to the Reorganizing Fund and will be distributed to the Reorganizing Fund Shareholders.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Surviving Fund Shares in a name other than the registered holder of the Reorganizing Fund Shares on the books of the Reorganizing Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Surviving Fund Shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Reorganizing Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commissions, and any federal state, or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Reorganizing Fund.

1.8 TERMINATION. The Reorganizing Fund shall be terminated under Massachusetts law promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9 BOOKS AND RECORDS. All books and records of the Reorganizing Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the "1940 Act"), and the related rules and regulations, shall be available to the Surviving Fund from and after the Closing Date and shall be turned over to the Surviving Fund as soon as practicable following the Closing Date.

1.10 INSURANCE AND INDEMNIFICATION. From the Closing Date to the sixth anniversary of the Closing Date, the Trust's insurance policy will provide liability insurance coverage to the Trustees and officers of the Trust (the "Insurance Policy"). In addition, at the Closing Date and for the period beginning at the Effective Time and ending six years thereafter (the "Run-off Period"), the Company, on behalf of the Surviving Fund, will indemnify to the fullest extent provided by law and the Trust's Declaration of Trust and By-laws the Trust's Trustees and officers, acting in their capacities as such, under the Trust's Declaration of Trust and Bylaws as in effect as of the date of this Agreement, with respect to any action or omission or alleged action or omission relating to the Reorganizing Fund that are not covered by the Insurance Policy. As a condition precedent to the Company's obligation to provide such indemnification, the Trustees and officers of the Trust: (a) shall have timely provided notice of claim and/or circumstances ("Insurance Claims") under the Insurance Policy; (b) shall provide to the Company, on behalf of the Surviving Fund, evidence to show that such claims have been made; (c) shall cooperate fully with the Company in perfecting and prosecuting any and all such Insurance Claims; (d) shall undertake all reasonable efforts to obtain the benefits of the Insurance Policy before seeking to rely on the indemnities provided herein; provided the Trustees and officers of the Trust have fulfilled their obligations under (a), (b), (c) and (d) above, the obligations of the Company, on behalf of the Surviving Fund, with respect to the liabilities hereby assumed shall not be subject to any suspension or delay by reason of the pendency of such Insurance Claim or any delay or dispute by the insurer with respect to such Insurance Claim; it being further understood and agreed that, should the Company, on behalf of the Surviving Fund, be called upon hereunder to provide indemnification by reason of the failure or refusal of any issuer(s) of the Insurance Policy timely to undertake its insuring obligations (including the advancement of legal expenses), the Company on behalf of the Surviving Fund shall do so. Nonetheless, the performance of its obligations hereunder by the Company on behalf of the Surviving Fund (a) shall not affect rights under the Insurance Policy, (b) shall be treated as an advance of performance by the Company, on behalf of the Surviving Fund, rather than an assumption of liability, (c) shall subrogate the Company, on behalf of the Surviving Fund, in its name or in the name of the Trustees and officers of the Trust to exercise all rights of such Trustees and officers pursuant to the Insurance Policy, and
(d) shall permit the Company, on behalf of the Surviving Fund, to receive all proceeds of the Insurance Policy to extent funds have been advanced hereunder by the Company, on behalf of the Surviving Fund. The advancement of expenses on behalf of the Trustees and officers shall be subject to the same terms and conditions as provided for by the Trust's Declaration of Trust. The obligations of the Trustees and officers of the Trust pursuant to these provisions shall be continuing, including beyond the Run-Off Period in the event of a continuing delay or dispute by any issuer(s) of the Insurance Policy. It is further understood that, at and after the Effective Time, recourse for the Liabilities of the Reorganizing Fund and the obligation of the Company, on behalf of the Surviving Fund, to indemnify the Trustees and officers of the Trust as provided in this paragraph 1.10 shall be limited to the assets of the Surviving Fund.

                                   ARTICLE II
                                    VALUATION

2.1 VALUATION OF ASSETS. The value of the Assets to be acquired by the Surviving Fund shall be the value of such Assets at the close of regular trading on the New York Stock Exchange (the "NYSE") on the business day immediately preceding the Closing Date provided in paragraph 3.1 or such earlier or later date and time as may be mutually agreed upon in writing by an officer of the Trust and Company (the "Valuation Time") using the valuation procedures set forth in the Surviving Fund's then-current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of Surviving Fund Shares shall be the net asset value per share computed at the Valuation Time, using the valuation procedures set forth in the Surviving Fund's then-current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. The number of Surviving Fund Shares to be issued (including fractional shares, if any) in exchange for the Reorganizing Fund's Assets shall be determined by (a) multiplying the shares outstanding of the Institutional Class of the Reorganizing Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Institutional Class of the Reorganizing Fund by (y) the net asset value per share of the Institutional Class of the Surviving Fund Shares determined in accordance with paragraph 2.2.

2.4 DETERMINATION OF VALUE. All computations of value hereunder shall by made by or under the direction of each Fund's respective accounting agent in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund's respective independent registered public accounting firm upon reasonable request of the other Fund. The Trust and the Company agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences between the prices of portfolio securities of the Reorganizing Fund and the Surviving Fund.

                                  ARTICLE III
                            CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing shall occur on November 9, 2009, or such other date(s) as an officer of each party may agree to in writing ("Closing Date"). All acts taking place at the closing shall be deemed to take place immediately prior to the opening of business on the Closing Date unless otherwise provided herein (the "Effective Time"). The closing shall be held at the offices of SEI Investments Company, One Freedom Valley Drive, Oaks, PA 19456, or at such other time and/or place as an officer of each party may agree (the "Closing").

3.2 CUSTODIAN'S CERTIFICATE. The Trust, on behalf of the Reorganizing Fund, shall direct The Northern Trust Company, as custodian for the Reorganizing Fund ("Custodian"), to deliver at the Closing a certificate of an authorized officer of The Northern Trust Company stating that: (a) the Reorganizing Fund's Assets have been delivered in proper form to the Surviving Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with the delivery of portfolio securities by the Reorganizing Fund. The Reorganizing Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the Company's custodian. Such presentation shall be made for examination no later than five business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by each Reorganizing Fund as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to the Company's custodian the Assets of the Reorganizing Fund as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository, in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the 1940 Act. The cash to be transferred by the Reorganizing Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Valuation Time, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Surviving Fund or the Reorganizing Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Surviving Fund or the Reorganizing Fund is impracticable, the Valuation Time shall be postponed until the next Friday (which is a business day and which is not the last Friday of the month) after the day when trading is fully resumed and reporting is restored or such date as may be mutually agreed upon in writing by an officer of each party.

3.4 CERTIFICATES. DST Systems, Inc., as transfer agent for the Reorganizing Fund as of the Closing Date, shall deliver at the closing a certificate of an authorized officer of DST Systems, Inc. stating that its records contain the names and addresses of Reorganizing Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder as of the Valuation Time. The Surviving Fund shall issue and deliver or cause Citi Fund Services Ohio, Inc., its transfer agent, to issue and deliver a confirmation evidencing Surviving Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Reorganizing Fund that the Surviving Fund Shares have been credited as of the Effective Time to the Reorganizing Fund's account on the books of the Surviving Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts, officer's certificates, transfer agent certificates, custodian certificates, opinions, and other certificates and documents, if any, as such other party or its counsel may reasonably request.

3.5 FAILURE TO DELIVER ASSETS. If the Reorganizing Fund is unable to make delivery pursuant to paragraph 3.2 to the custodian for the Surviving Fund of any of the Assets of the Reorganizing Fund for the reason that any of such Assets have not yet been delivered to it by the Reorganizing Fund's broker, dealer or other counterparty, then, in lieu of such delivery, the Reorganizing Fund shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Surviving Fund or its custodian, including brokers' confirmation slips.

                                   ARTICLE IV
                         REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE REORGANIZING FUND. The Trust, on behalf of the Reorganizing Fund, represents and warrants to the Company and the Surviving Fund as follows:

a) The Reorganizing Fund is a legally designated, separate series of the Trust. The Trust is duly organized and validly existing under the laws of the Commonwealth of Massachusetts.

b) The Reorganizing Fund has the power to own all of its assets and, subject to shareholder approval, to carry out and consummate the transactions contemplated herein and has all necessary federal, state and local authorizations to carry on its business as such business is now being conducted.

c) The Trust is registered as an open-end management investment company under the 1940 Act, and the Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Reorganizing Fund is in compliance, in all material respects, with the 1940 Act and the rules and regulations thereunder.

d) The current prospectus and statement of additional information of the Reorganizing Fund and current shareholder reports (true and correct copies of which have been delivered to the Company) and each prospectus, statement of additional information and shareholder report of the Reorganizing Fund used since the Reorganizing Fund commenced operations conform or conformed at the time of its use in all material respects to the applicable requirements of the Securities Act of 1933 ("1933 Act") and the 1940 Act, and the related rules and regulations, and do not include any untrue statement of material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

e) The Trust and the Reorganizing Fund are not in violation, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will neither result in a violation, of any provision of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Trust or the Reorganizing Fund is a party or by which it is bound nor result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Reorganizing Fund, is a party or by which it is bound.

f) The Trust, with respect to the Reorganizing Fund, has no material contracts or other commitments that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

g) Except as otherwise disclosed in writing to and accepted by the Surviving Fund, no litigation, administrative proceeding, or investigation by or before any court or governmental body is presently pending or to its knowledge threatened against the Trust or the Reorganizing Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Reorganizing Fund to carry out the transactions contemplated by this Agreement. Neither the Trust nor the Reorganizing Fund know of any facts that might form the basis for the institution of such proceedings and neither is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

h) The financial statements of the Reorganizing Fund as of October 31, 2008, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and audited by PricewaterhouseCoopers, LLP, independent registered public accountants, and the unaudited financial statements as of April 30, 2009 (copies of which have been furnished to the Surviving Fund) have been prepared in accordance with generally accepted accounting principles, and each set of financial statements fairly reflect the financial condition of the Reorganizing Fund as of such date and fairly reflect the results of its operations for the periods covered thereby, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.

i) Since the date of the financial statements referred to in paragraph (h) above, there have been no material adverse changes in the Reorganizing Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Reorganizing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund. For purposes of this paragraph (i), a decline in the net asset value of the Reorganizing Fund shall not constitute a material adverse change.

j) All federal and other Tax (as defined below) returns and reports of the Reorganizing Fund required by law to be filed prior to the date hereof have been duly and timely filed (and all federal and other Tax returns and reports of the Reorganizing Fund required by law to be filed from and after the date hereof to the Closing Date will be duly and timely filed), and all such returns and reports accurately state, in all material respects, the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Reorganizing Fund. The Reorganizing Fund has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of the Reorganizing Fund as of the Valuation Time will, to the extent required by GAAP, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the Reorganizing Fund for any periods or fiscal years prior to and including the Valuation Time, including all Taxes imposed before or after the Valuation Time that are attributable to any such period or fiscal year. To the best of the Reorganizing Fund's knowledge, no such return is currently under audit by the Internal Revenue Service or by any state or local taxing authority; no assessment has been asserted or proposed with respect to such returns; and there are no levies, liens or other encumbrances related to Taxes existing, threatened or pending with respect to the Assets of the Reorganizing Fund. As used in this Agreement, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

k) All issued and outstanding shares of the Reorganizing Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Reorganizing Fund and were offered for sale and sold in conformity with applicable federal and state securities laws, rules and regulations. All of the issued and outstanding shares of the Reorganizing Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Reorganizing Fund's transfer agent as provided in paragraph 3.4. The Reorganizing Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Reorganizing Fund Shares, and has no outstanding securities convertible into any of the Reorganizing Fund Shares.

l) At the Closing Date, the Reorganizing Fund will have good and marketable title to the Reorganizing Fund's Assets to be transferred to the Surviving Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances of which the Surviving Fund has received notice, and, upon delivery and payment for such Assets, and the filing of any articles, certificates or other documents under the laws of Massachusetts, the Surviving Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such Assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Surviving Fund.

m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust and the Reorganizing Fund. Subject to approval by the Reorganizing Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Trust and the Reorganizing Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

n) The information to be furnished by the Reorganizing Fund for use in the combined proxy statement/prospectus and related statement of additional information on Form N-14 relating to the Reorganization ("N-14 Registration Statement") and other documents related to the Reorganization that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities laws and regulations and will not contain any untrue statement of material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

o) The Reorganizing Fund has elected to be taxed as and for each taxable year of its operation has qualified as a "regulated investment company" under the Code (a "RIC"); has been a RIC under the Code at all times since it commenced operations; and qualifies and will continue to qualify as a RIC under the Code through the period ending upon its liquidation; and has computed and will compute its federal income tax under Section 852 of the Code for all such taxable years. The Reorganizing Fund has not at any time since its inception been liable for nor is it now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Reorganizing Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 ("1934 Act"), the 1940 Act or Massachusetts law for the execution of this Agreement by the Trust, for itself and on behalf of the Reorganizing Fund, or the performance of the Agreement by the Trust and the Reorganizing Fund, except for the effectiveness of the N-14 Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and except for such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Reorganizing Fund as described in paragraph 5.2.

q) As of the date hereof, except as previously disclosed to the Surviving Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Reorganizing Fund's knowledge, there have been no material miscalculations of the net asset value of the Reorganizing Fund or the net asset value per share during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

r) The Trust, on behalf of the Reorganizing Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder, and such books and records are true and correct in all material respects.

s) The Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

t) The books and records of Reorganizing Fund, including, without limitation, FIN 48 work papers and supporting statements (the "FIN 48 Work Papers"), made available to Surviving Fund and/or its counsel and authorized agents are true and correct in all material respects and contain no material omissions with respect to the business and operations of Reorganizing Fund.

u) The Trust satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act.

4.2 REPRESENTATIONS OF THE SURVIVING FUND. The Company, on behalf of the Surviving Fund, represents and warrants to the Trust and the Reorganizing Fund as follows:

a) The Surviving Fund is a legally designated, separate series of the Company. The Company is duly organized, validly existing, and in good standing under the laws of the State of Delaware.

b) The Surviving Fund has the power to own all of its assets and to carry out and consummate the transactions contemplated herein and has all necessary federal, state and local authorizations to carry on its business as such business is now being conducted.

c) The Company is registered as an open-end management investment company under the 1940 Act, and the Company's registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Surviving Fund is in compliance, in all material respects, the 1940 Act and the rules and regulations thereunder.

d) The preliminary prospectus and statement of additional information of the Surviving Fund filed with the Commission on June 1, 2009 pursuant to Rule 485(a)(2) under the 1933 Act as part of the Company's registration statement on Form N-1A, which will become effective prior to the Closing Date, conforms and, as of its effective date, will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the related rules and regulations, and does not and, as of its effective date, will not include any untrue statement of material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

e) The N-14 Registration Statement, other than as it relates to the Reorganizing Fund and the Trust and their service providers, will, on the effective date of the N-14 Registration Statement, through the time of the special meeting of the Reorganizing Fund Shareholders to consider and act upon this Agreement, and on the Closing Date, (a) comply in all materials respects with the applicable provisions and regulations of the 1933 Act, 1934 Act and 1940 Act, and (b) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements in the N-14 Registration Statement, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this paragraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Trust or the Reorganizing Fund or their agents.

f) The Company and the Surviving Fund are not in violation, and the execution, delivery, and performance of this Agreement will neither result in a violation, of any provision of the Company's Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Company or the Surviving Fund is a party or by which it is bound nor result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Surviving Fund, is a party or by which it is bound.

g) Except as otherwise disclosed in writing to and accepted by the Reorganizing Fund, no litigation, administrative proceeding, or investigation by or before any court or governmental body is presently pending or to its knowledge threatened against the Company or the Surviving Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement. Neither the Company nor the Surviving Fund know of any facts that might form the basis for the institution of such proceedings and neither is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

h) The Surviving Fund was formed for the purpose of effecting the Reorganization and, prior to the closing, will have not commenced operations or carried on any business activity, will have had no assets or liabilities and will have no issued or outstanding shares other than as described in paragraph 6.2 of this Agreement.

i) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Company and the Surviving Fund, and this Agreement constitutes a valid and binding obligation of the Company and the Surviving Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

j) Surviving Fund Shares to be issued and delivered to the Reorganizing Fund for the account of the Reorganizing Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable and no shareholder of the Company has any preemptive right to subscription or purchase in respect thereof.

k) The information to be furnished by the Surviving Fund for use in the N-14 Registration Statement, and other documents related to the Reorganization that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities laws and regulations and will not contain any untrue statement of material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

l) The Surviving Fund intends to meet the requirements of Subchapter M of the Code for qualification and treatment of such Surviving Fund as a RIC in the future and, from the date of this Agreement until the Closing Date, shall not take any action inconsistent with such efforts to qualify and be treated as a RIC under the Code in the future.

m) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the Company, for itself and on behalf of the Surviving Fund, or the performance of the Agreement by the Company and the Surviving Fund, except for the effectiveness of the N-14 Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, and except for such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

n) The Company and the Surviving Fund agree to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

o) The Company, on behalf of the Surviving Fund, has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder, and such books and records are true and correct in all material respects; and

p) The Company has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

q) The Company satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act.

                                   ARTICLE V
                             COVENANTS OF THE FUNDS

5.1 OPERATION IN ORDINARY COURSE. The Surviving Fund and the Reorganizing Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends, shareholder purchases and redemptions and such selling and purchasing of securities and other changes as are contemplated by the Reorganizing Fund's normal operations. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 APPROVAL OF SHAREHOLDERS. The Trust will call a special meeting of the Reorganizing Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein. In the event that insufficient votes are received from Reorganizing Fund shareholders, the meeting may be adjourned as permitted under the Trust's Declaration of Trust and By-laws and applicable law in order to permit further solicitation of proxies.

5.3 INVESTMENT REPRESENTATION. The Reorganizing Fund covenants that the Surviving Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. The Trust and the Reorganizing Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Reorganizing Fund Shares.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Surviving Fund and the Reorganizing Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. Without limiting the foregoing, the Trust and the Reorganizing Fund will assist the Surviving Fund and AAMI in obtaining any books and records of the Reorganizing Funds from their service providers. In addition, the Trust and the Reorganizing Fund and the Company and the Surviving Fund will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any tax returns, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes, or in determining the financial reporting of any tax position.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Trust and the Reorganizing Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits and of any capital loss carryovers and other items of the Reorganizing Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Sections 381 through 384 of the Code. Such statement will be certified by the Trust's Treasurer.

5.7 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. The Reorganizing Fund will draft and the Surviving Fund will file with the Commission, the N-14 Registration Statement in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the N-14 Registration Statement and related materials. Upon effectiveness of the N-14 Registration Statement, the Reorganizing Fund will cause the combined proxy statement and prospectus to be delivered to the Reorganizing Fund's shareholders entitled to vote on this Agreement and transactions contemplated herein in accordance with the Reorganizing Fund's Declaration of Trust and By-laws.

5.8 FINAL DIVIDEND. On or before the Closing Date, unless the Reorganizing Fund provides an opinion of counsel that the Reorganization qualifies as a "reorganization" under Section 368(a)(1)(F) of the Code, the Reorganizing Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Reorganizing Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under
Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code, in each case for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

5.9 TAX-FREE REORGANIZATION. It is the intention of the parties that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Trust, the Company, the Reorganizing Fund nor the Surviving Fund shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Morgan, Lewis & Bockius LLP to render the tax opinion contemplated in the Agreement.

5.10 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, each of the Trust and the Reorganizing Fund shall make available to the Company's officers and agents all books and records of the Trust relating to the Reorganizing Fund.

5.11 REASONABLE BEST EFFORTS. Each of the Company, the Trust, the Surviving Fund and the Reorganizing Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

5.12 AUTHORIZATIONS. The Surviving Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state Blue Sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.

                                   ARTICLE VI
          CONDITIONS PRECEDENT TO OBLIGATIONS OF THE REORGANIZING FUND

6.1 PERFORMANCE OF OBLIGATIONS. The obligations of the Reorganizing Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by the Surviving Fund pursuant to this Agreement on or before the Closing Date.

6.2 INITIAL SHAREHOLDER. Prior to the Closing Date, (a) the Trustees of the Company, on behalf of the Surviving Fund, shall have authorized the issuance of and the Surviving Fund shall have issued one share to AAMI in consideration of the payment of $10.00, (b) AAMI shall have, among other things, approved as the sole initial shareholder (i) the Investment Advisory Agreement between the Company, on behalf of the Surviving Fund, and AAMI and (ii) the Investment Sub-Advisory Agreements among the Company, AAMI and Aberdeen Asset Management Investment Services Limited and Aberdeen Asset Management Asia Limited, and (c) immediately prior to or contemporaneously with the consummation of the transactions described in this Agreement, the share of Surviving Fund acquired by AAMI has been or is redeemed for $10.00.

6.3 TRUE REPRESENTATIONS AND WARRANTIES. All representations, covenants, and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Company shall have delivered to the Trust on the Closing Date a certificate executed in the Company's name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to such effect and as to such other matters as the Trust shall reasonably request.

6.4 CORPORATE DOCUMENTS. The Surviving Fund also shall have delivered (or caused to be delivered) to the Reorganizing Fund, as required by the Reorganizing Fund or its counsel, the following documents in the name of the Surviving Fund by the Trust or by its officers, counsel or service providers (as applicable): an assumption of liabilities, secretary's or assistant secretary's certificate, copies of custodian and transfer agent instructions, custodian and transfer agent acknowledgements of transfer or certificates, tax representation certificates, and any opinion, certificate or document mutually agreed as necessary or appropriate to consummate the Reorganization under this Agreement. A facsimile signature of an officer of the Surviving Fund on any of the foregoing corporate documents listed in this paragraph shall have the same effect as if executed in the original by such officer.

6.5 CORPORATE OPINION. The Reorganizing Fund shall have received on the Closing Date an opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Surviving Fund, in a form reasonably satisfactory to the Reorganizing Fund, and dated as of the Closing Date, to the effect that:

a) The Company is a Delaware statutory trust, existing and in good standing under Delaware law. The Company has the power to own its properties and conduct its business as a registered investment company. The Surviving Fund is a separate series of the Company that has been duly classified and designated in accordance with the applicable provisions of the Company's Agreement and Declaration of Trust;

b) The Surviving Fund Shares to be delivered to the Trust as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by the Company and no shareholder of the Company has any preemptive right to subscription or purchase in respect thereof;

c) The Company is registered with the Commission as an open-end management investment company under the 1940 Act; such registration has not been revoked or rescinded and is in full force and effect;

d) To such counsel's knowledge, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Fund of the transactions contemplated in this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

e) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Board of Trustees of the Company and, assuming due authorization, execution and delivery of this Agreement by the Trust, this Agreement constitutes a valid and binding obligation of the Company, on behalf of the Surviving Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

f) To the knowledge of such counsel, except as has been disclosed in writing to the Trust, no litigation or administrative proceedings or investigation of or before any court or governmental body is presently pending as to the Surviving Fund or any of its properties or assets or any person whom the Surviving Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Surviving Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

g) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Company's Agreement and Declaration of Trust or By-Laws or in a material violation of any provision of any agreement (known to such counsel) to which the Company is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Company is a party or by which it is bound; and

h) To such counsel's actual knowledge, the N-14 Registration Statement as of the date it was declared effective, other than as it relates to the Reorganizing Fund, complies as to form in all material respects with the provisions and regulations of the 1933 Act, 1934 Act and 1940 Act;

Such opinion (i) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness or fairness of any portion of the N-14 Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information furnished therein with respect to the Surviving Fund with certain officers of the Company and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that on the effective date of the N-14 Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to the information furnished with respect to the Company or the Surviving Fund, the N-14 Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that counsel do not express any opinion or belief with regard to the financial statements and other financial and statistical data or information contained in or incorporated by reference in the N-14 Registration Statement; (iii) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to the Trust; (iv) shall state that with regard to the opinion in section 6.5(e) counsel may assume that the laws of the Commonwealth of Massachusetts are identical in all respects with the laws of the Commonwealth of Pennsylvania; (v) shall state that such opinion is solely for the benefit of the Trust and the Reorganizing Fund and its Trustees and officers; and (vi) may rely upon officers' certificates and certificates of public officials in rendering their opinion.

6.6 FEES AND EXPENSES. All fees and expenses associated with the Reorganization contemplated by this Agreement, whether or not consummated, shall have been or, when due, will be paid in full by AAMI and/or its affiliates.

6.7 DUE DILIGENCE. The Reorganizing Fund shall have completed to its satisfaction its review of the Surviving Fund's books and records.

                                  ARTICLE VII
                   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                                 SURVIVING FUND

7.1 PERFORMANCE OF OBLIGATIONS. The obligations of the Surviving Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Reorganizing Fund of all the obligations to be performed by the Reorganizing Fund pursuant to this Agreement on or before the Closing Date.

7.2 TRUE REPRESENTATIONS AND WARRANTIES. All representations, covenants, and warranties of the Reorganizing Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Trust shall have delivered to the Company on the Closing Date a certificate executed in the Trust's name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Company and dated as of the Closing Date, to such effect and as to such other matters as the Company shall reasonably request.

7.3 STATEMENT OF ASSETS AND LIABILITIES. The Reorganizing Fund shall have delivered to the Surviving Fund a statement of the Reorganizing Fund's assets and known liabilities, together with a list of the Reorganizing Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Valuation Time, certified by the Treasurer of the Trust.

7.4 CORPORATE DOCUMENTS. The Reorganizing Fund also shall have delivered (or caused to be delivered) to the Surviving Fund, as required by the Surviving Fund or its counsel, the following documents in the name of the Surviving Fund by the Surviving Fund or by its officers, counsel or service providers (as applicable):
A bill of sale and assignment, treasurer's certificate, chief financial officer certificate, secretary's or assistant secretary's certificate, copies of custodian and transfer agent instructions, custodian and transfer agent acknowledgements of transfer or certificates, tax representation certificates, and any opinion, certificate or document mutually agreed as necessary or appropriate to consummate the Reorganization under this Agreement. A facsimile signature of an officer of the Surviving Fund on any of the foregoing corporate documents listed in this paragraph shall have the same effect as if executed in the original by such officer.

7.5 CORPORATE OPINION. The Surviving Fund shall have received on the Closing Date an opinion of Morgan, Lewis & Bockius LLP, counsel to the Reorganizing Fund, in a form reasonably satisfactory to the Surviving Fund, and dated as of the Closing Date, to the effect that:

a) The Trust is a trust existing under Massachusetts law. The Trust has the power to own its properties and conduct its business as a registered investment company. The Reorganizing Fund is a separate series of the Trust that has been duly classified and designated in accordance with the applicable provisions of the Trust's Declaration of Trust;

b) The Trust is registered with the Commission as an open-end management investment company under the 1940 Act; such registration has not been revoked or rescinded and is in full force and effect;

c) To such counsel's knowledge, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Reorganizing Fund of the transactions contemplated in this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

d) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Board of Trustees of the Trust and, assuming due authorization, execution and delivery of this Agreement by the Company, this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Reorganizing Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

e) To the knowledge of such counsel, except as has been disclosed in writing to the Company, no litigation or administrative proceedings or investigation of or before any court or governmental body is presently pending as to the Reorganizing Fund or any of its properties or assets or any person whom the Reorganizing Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Reorganizing Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or in a material violation of any provision of any agreement (known to such counsel) to which the Trust is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Trust is a party or by which it is bound; and

g) To such counsel's actual knowledge, the N-14 Registration Statement as of the date it was declared effective, other than as it relates to the Surviving Fund, complies as to form in all material respects with the provisions and regulations of the 1933 Act, 1934 Act and 1940 Act.

Such opinion (i) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness or fairness of any portion of the N-14 Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information furnished therein with respect to the Reorganizing Fund with certain officers of the Trust and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that on the effective date of the N-14 Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to the information furnished with respect to the Trust or the Reorganizing Fund, the N-14 Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that counsel do not express any opinion or belief with regard to the financial statements and other financial and statistical data or information contained in or incorporated by reference in the N-14 Registration Statement; (iii) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to the Company; (iv) shall state that such opinion is solely for the benefit of the Company and the Surviving Fund and its Trustees and officers; and
(v) may rely upon officers' certificates and certificates of public officials in rendering their opinion.

7.6 DUE DILIGENCE. The Company shall have completed to its satisfaction its review of the Reorganizing Fund's books and records.

7.7 The Company shall have received at the Closing: (i) a certificate of an authorized signatory of The Northern Trust Company, as custodian for a Reorganizing Fund, stating that the Assets of the Reorganizing Fund have been delivered to the Company; (ii) a certificate of an authorized signatory from JP Morgan Chase Bank, N.A. as custodian for the Company, stating that the Assets of the Reorganizing Fund have been received; (iii) a statement of the respective tax basis of all investments to be transferred by the Reorganizing Fund to the Surviving Fund; (iv) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number and percentage (to three decimal places) of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Reorganizing Fund with respect to each shareholder, for all of the shareholders of record of the Reorganizing Fund as of the Valuation Time, who are to become holders of the Surviving Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief; and (v) all FIN 48 Work Papers; and (vi) the tax books and records of the Reorganizing Fund for purposes of preparing any tax returns required by law to be filed after the Closing Date.

7.8 The Reorganizing Fund's agreements with each of its service providers shall have terminated on or prior to the Closing Date with respect to the Reorganizing Fund in compliance with their termination provisions, and the Trust and the Company have received reasonable assurance that no claim for damages (liquidated or otherwise) will arise as a result of such termination. The Company and AAMI agree that any fees, costs or other amounts that become due or payable under any such agreement in accordance with its terms (or as otherwise may be mutually agreed upon by the Trust, the Company and AAMI) as a result of its termination:
(i) shall not constitute a "claim for damages" for purposes of this paragraph 7.8; (ii) shall not constitute the "acceleration of any obligation" or the "imposition of any penalty" for purposes of paragraph 4.1(e) of this Agreement; and (iii) shall constitute expenses that are "solely and directly related to the Reorganization" and, as such, shall be paid by AAMI and/or its affiliates in accordance with Article IX.

                                  ARTICLE VIII
               FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                      REORGANIZING FUND AND SURVIVING FUND

If any of the conditions set forth below do not exist on or before the Closing Date, each party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 BOARD APPROVAL. The Agreement and the transactions contemplated herein shall have been approved by the Board of Trustees of the Company, on behalf of the Surviving Fund and by the Board of Trustees of the Trust on behalf of the Reorganizing Fund, and each party shall have delivered to the other a copy of the resolutions approving this Agreement adopted by the other party's Board, certified by the Secretary or an equivalent officer.

8.2 SHAREHOLDER VOTE. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Reorganizing Fund in accordance with applicable law and the provisions of the Trust's Declaration of Trust and By-Laws. Certificates evidencing such approval shall have been delivered to the Surviving Fund. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 8.2 with respect to the Reorganization.

8.3 ORDERS AND PROCEEDINGS. On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.4 CONSENTS. All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or Reorganizing Fund, provided that either party hereto may waive any such conditions for itself.

8.5 EFFECTIVE N-14 REGISTRATION STATEMENT. The N-14 Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.6 EFFECTIVE SURVIVING FUND REGISTRATION STATEMENT. The registration statement of the Company with respect to the Surviving Fund referred to in paragraph 4.2(d) of this Agreement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the Company, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.7 TAX OPINION. The parties shall have received an opinion of Morgan, Lewis & Bockius LLP substantially to the effect that for federal income tax purposes:

a) The transfer of all of the Assets of the Reorganizing Fund to, and the assumption of all the Liabilities of the Reorganizing Fund by, the Surviving Fund solely in exchange for Surviving Fund Shares (followed by the distribution of Surviving Fund Shares to the Reorganizing Fund Shareholders in termination and liquidation of the Reorganizing Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Surviving Fund and the Reorganizing Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

b) No gain or loss will be recognized by the Surviving Fund upon the receipt of the Assets of the Reorganizing Fund, and the assumption by the Surviving Fund of all of the Liabilities of the Reorganizing Fund, solely in exchange for Surviving Fund Shares.

c) No gain or loss will be recognized by the Reorganizing Fund upon the transfer of the Reorganizing Fund's Assets to the Surviving Fund, and the assumption by the Surviving Fund of all of the Liabilities of the Reorganizing Fund, solely in exchange for Surviving Fund Shares or upon the distribution (whether actual or constructive) of Surviving Fund Shares to Reorganizing Fund Shareholders in exchange for their Reorganizing Fund Shares.

d) No gain or loss will be recognized by any Reorganizing Fund Shareholder upon the exchange of its Reorganizing Fund Shares for Surviving Fund Shares.

e) The aggregate tax basis of the Surviving Fund Shares received by the Reorganizing Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Reorganizing Fund Shares held by it immediately prior to the Reorganization. The holding period of Surviving Fund Shares received by each Reorganizing Fund Shareholder will include the period during which the Reorganizing Fund Shares exchanged therefor were held by such shareholder, provided the Reorganizing Fund Shares are held as capital assets at the time of the Reorganization.

f) The tax basis of the Reorganizing Fund's Assets acquired by the Surviving Fund will be the same as the tax basis of such Assets to the Reorganizing Fund immediately prior to the Reorganization. The holding period of the Assets of the Reorganizing Fund in the hands of the Surviving Fund will include the period during which those Assets were held by the Reorganizing Fund.

g) The Surviving Fund will succeed to and take into account, as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of the Reorganizing Fund described in Section 381(c) of the Code subject to the conditions and limitations specified in Sections 381(b) and (c) of the Code and the regulations thereunder.

Such opinion shall be based on customary assumptions and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Reorganizing Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the conditions set forth in this paragraph 8.7.

                                   ARTICLE IX
                                    EXPENSES

Except as otherwise provided for herein, all expenses that are solely and directly related to the Reorganization contemplated by this Agreement will be borne and paid by AAMI and/or its affiliates, whether or not such Reorganization is consummated. Such expenses include, without limitation, to the extent solely and directly related to the Reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the N-14 Registration Statement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Surviving Fund Shares to be issued in connection herewith in each state in which the Reorganizing Fund Shareholders are resident as of the date of the mailing of the Proxy Statement/Prospectus to such shareholders; (iv) postage; (v) printing;
(vi) accounting fees; and (vii) legal fees. AAMI agrees that all such fees and expenses so borne and paid, shall be paid directly by AAMI and/or its affiliates to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187.

Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Reorganizing Fund or the Surviving Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code. Reorganizing Fund Shareholders will pay their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement. Neither the Reorganizing Fund nor the Surviving Fund will pay the Surviving Fund shareholders' expenses, if any.

                                   ARTICLE X
                   ENTIRE AGREEMENT; TERMINATION OF WARRANTIES

10.1 The parties agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. Notwithstanding the foregoing sentence, the covenants to be performed after the Closing Date shall survive the Closing Date.

                                   ARTICLE XI
                                   TERMINATION

This Agreement may be terminated by the mutual agreement of the Trust and the Company. In addition, either the Trust or the Company may at its option terminate this Agreement at or before the Closing Date due to:

a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c) a determination by a party's Board of Trustees, that the consummation of the transactions contemplated herein is not in the best interest of the Company or the Trust, respectively, and notice given to the other party hereto.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Company, Surviving Fund, Trust, Reorganizing Fund or their respective Trustees or officers, to the other party or its Trustees or officers.

In the event of a termination under (a) in connection with a willful default, all remedies at law or in equity of the party adversely affected shall survive.

At any time prior to the Closing Date, any of the terms or conditions of this Agreement (except for paragraphs 8.2 and 8.7) may be waived by either the Trust or the Company (whichever is entitled to the benefit thereof). Such waiver shall be in writing and authorized by an officer of the waiving party. The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

The obligation of the Company, on behalf of the Surviving Fund, to indemnify the Trustees and officers of the Trust as provided by paragraph 1.10 is terminable as set forth below, in the event that any material representation made in this Agreement by the Trust, on behalf of the Reorganizing Fund, proves to be materially inaccurate at any time, including during the Run-Off Period; notwithstanding the foregoing, said termination can only be applied to a claim for indemnity arising out of said inaccuracy and only to any Trustee(s) who knew or any officer(s) who knew (or should have known) of the inaccuracy when made. Further, should the Company, on behalf of the Surviving Fund, defend or indemnify any Trustee(s) or officer(s) of the Trust, such undertaking to indemnify shall not preclude the Company, on behalf of the Surviving Fund, from seeking recovery for the attendant costs of such indemnification from any Trustee(s) or officer(s) should any material representation made in this Agreement by the Trust, on behalf of the Reorganizing Fund, later be determined to be materially inaccurate and then only if the subject Trustee(s) knew or subject officer(s) knew (or should have known) of the inaccuracy when made.

                                  ARTICLE XII
                                   AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Company and the Trust; provided, however, that following the meeting of the Reorganizing Fund Shareholders called by the Reorganizing Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Surviving Fund Shares to be issued to the Reorganizing Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval and further provided, that the officers of the Trust and the Company may change the Valuation Time, Effective Time and Closing Date through an agreement in writing without additional specific authorization by their respective Board of Trustees.

                                  ARTICLE XIII
                                     NOTICES

13.1 All notices and other communications required or permitted to be given hereunder shall be in writing and shall be deemed given if delivered personally, transmitted by facsimile (and telephonically confirmed), mailed by registered or certified mail with postage prepaid and return receipt requested, or sent by commercial overnight courier, courier fees prepaid (if available; otherwise, by the next best class of service available), to the parties at the following address:


                  a) if to the Trust or the Reorganizing Fund, to it at:

                           The Advisors' Inner Circle Fund II
                           One Freedom Valley Drive
                           Oaks, Pennsylvania 19456
                           Attn: Joseph Gallo, Esq.

                           with a copy (which shall not constitute notice) to:

                           Morgan, Lewis & Bockius LLP
                           1111 Pennsylvania Ave., NW
                           Washington, D.C. 20004
                           Attn: Christopher D. Menconi, Esq.

                  b) if to the Company, to it at:

                           Aberdeen Funds
                           1735 Market Street
                           32nd Floor
                           Philadelphia, Pennsylvania 19103
                           Attn:  Legal

                           with a copy (which shall not constitute notice) to:

                           Stradley, Ronon, Stevens & Young LLP
                           2600 One Commerce Square
                           Philadelphia, Pennsylvania  19103
                           Attn:  Kenneth L. Greenberg, Esq.

or to such other person or address as any party shall specify by notice in writing to the other parties in accordance with this paragraph. All such notices or other communications shall be deemed to have been received on the date of the personal delivery or on the third business day after the mailing or dispatch thereof; provided that notice of change of address shall be effective only upon receipt.

                                  ARTICLE XIV
                           PUBLICITY; CONFIDENTIALITY

14.1 PUBLICITY. Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

14.2 CONFIDENTIALITY. The parties, (for purposes of this paragraph 14.2, the "Protected Persons") will hold, and will cause their officers, employees, representatives, agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all non-public, confidential or proprietary information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

In the event of a termination of this Agreement, the parties agree that they along with their employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all non-public, confidential or proprietary information relating to the other Protected Persons and their related parties and Affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

                                   ARTICLE XV
               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

15.1 HEADINGS. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2 COUNTERPARTS. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3 GOVERNING LAW. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without regard to the conflict of laws rules of that or any other jurisdiction.

15.4 SUCCESSORS AND ASSIGNMENTS. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement except that the Trust's Trustees and officers are intended third-party beneficiaries of the provisions of paragraph 1.10 herein.

15.5 MASSACHUSETTS BUSINESS TRUST. The Trust is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of the Trust or the Reorganizing Fund entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are not made individually, but in such capacities; and are not binding upon any of the Trustees, officers, employees, agents or shareholders of the Trust personally, but only the assets of the Trust and all persons dealing with any series or funds of the Trust, such as the Reorganizing Fund, with respect to all obligations contained in this Agreement, must look solely to the assets of the Trust belonging to such series or fund for the enforcement of any claims against the Trust.

15.6 DELAWARE STATUTORY TRUST. The name "Aberdeen Funds" is the designation of the Trustees for the time being under an Amended and Restated Agreement and Declaration of Trust dated December 12, 2007, as amended from time to time, and all persons dealing with the Company or the Surviving Fund must look solely to the property of the Company or the Surviving Fund for the enforcement of any claims as none of its Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Company. No portfolio of the Company shall be liable for any claims against any other portfolio of the Company. The Reorganizing Fund, the Trust and AAMI specifically acknowledge and agree that any liability of the Company under this Agreement with respect to the Surviving Fund of the Company, or in connection with the transactions contemplated herein with respect to the Surviving Fund, shall be discharged only out of the assets of the Surviving Fund and that no other portfolio of the Company shall be liable with respect thereto.


[Signature pages follow]

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.


                                            THE ADVISORS' INNER CIRCLE FUND II,
                                            on behalf of the Aberdeen Emerging
                                            Markets Fund

                                            /s/ Philip T. Masterson
                                            ------------------------------------
                                            Philip T. Masterson
                                            President


                                            ABERDEEN FUNDS, on behalf of the
                                            Aberdeen Emerging Markets
                                            Institutional Fund
                                            /s/ Bill Baltrus
                                            ------------------------------------
                                            Bill Baltrus
                                            Vice President


                                            ABERDEEN ASSET MANAGEMENT INC.
                                            (solely with respect to paragraphs
                                            1.3, 6.2, 6.6, 7.8, 15.6 and
                                            Article IX)
                                            /s/ Jennifer A. Nichols
                                            ------------------------------------
                                            Jennifer A. Nichols
                                            Director/Vice President

[Aberdeen Logo]

ABERDEEN EMERGING MARKETS FUND
a series of THE ADVISORS' INNER CIRCLE FUND II

FORM OF PROXY SOLICITED BY THE BOARD OF TRUSTEES FOR THE
SPECIAL MEETING OF SHAREHOLDERS, TO BE HELD ON OCTOBER 2, 2009


The undersigned, revoking previous proxies with respect to the units of beneficial interest in the name of undersigned (the "Shares"), hereby appoints Amanda Albano and Joseph Gallo as proxies, each with full power of substitution, to vote all of the Shares at the Special Meeting of Shareholders of the Aberdeen Emerging Markets Fund (the "Fund"), a series of The Advisors' Inner Circle Fund II (the "Trust"), to be held at the offices of the Fund's administrator, SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456, at 11:00 a.m. Eastern Time, on October 2, 2009, and any adjournments or postponements thereof (the "Meeting"); and on the reverse the undersigned hereby instructs said proxies to vote.

(Registration Printed here)
J Read Family Trust
60 East 42nd Street
New York, NY 10165

This proxy will, when properly executed, be voted as directed herein by the signing shareholder(s). If no (Registration Printed Here) contrary direction is given when the duly executed J Read Family Trust proxy is returned, this proxy will be voted FOR the 60 East 42nd Street foregoing Proposal and will be voted in the appointed New York, NY 10165 proxies' discretion upon such other business as may properly come before the Meeting.



            PLEASE FOLD HERE AND RETURN ENTIRE BALLOT - DO NOT DETACH

--------------------------------------------------------------------------------

                         ABERDEEN EMERGING MARKETS FUND
               Special Meeting of Shareholders -- October 2, 2009

Vote by Phone, by Mail or via the Internet!                        Your  signature(s)  acknowledge(s)  receipt  with this proxy of a
-------------------------------------------                        copy  of  the  Notice  of  Special   Meeting  and  the   Combined
CALL:    To vote by phone,  call  1-866-458-9860  and provide      Prospectus/Proxy  Statement.  Your  signature(s)  on  this  proxy
         the  12-digit  control  number  found on the reverse      should be exactly as your  name(s)  appear on this proxy.  If the
         side of this proxy card.                                  shares are held  jointly,  either  holder may sign this proxy but the name of the  person  signing  should  conform  exactly to the
LOG-ON:  To vote on the  Internet  go to  www.proxyonline.com      name  appearing  on  this  proxy.  Attorneys-in-fact,  executors,
         and enter the 12-digit  control  number found on the      administrators,  trustees or guardians  should  indicate the full
         reverse side of this proxy card.                          title and capacity in which they are signing.

MAIL:    To vote by mail check the appropriate  voting box on
         the reverse  side of this proxy card,  sign and date
         the card and return it in the enclosed  postage-paid      -----------------------------------------------------------------
         envelope.                                                 Shareholder sign here                       Date


                                                                   -----------------------------------------------------------------
                                                                   Joint Shareholder sign here                 Date

              Important Notice Regarding the Availability of Proxy
    Materials for the Shareholder Meeting to be held on October 2, 2009: The proxy materials are available online at
              www.proxyonline.com/docs/aberdeenemergingmarkets.pdf

ABERDEEN EMERGING MARKETS FUND

                                                                  CONTROL NUMBER

                                                                    123456789123


                     WE NEED YOUR VOTE AS SOON AS POSSIBLE.

                    YOUR PROMPT ATTENTION WILL HELP US AVOID
                      THE EXPENSE OF FURTHER SOLICITATION.


Please remember to sign and date the reverse side of this proxy card before
                   ------------------------------
mailing in your vote.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF THE COMPANY. WHEN THIS PROXY IS PROPERLY EXECUTED, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED STOCKHOLDER WILL BE CAST IN THE MANNER DIRECTED BY THE UNDERSIGNED STOCKHOLDER. IF NO DIRECTION IS MADE, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED STOCKHOLDER WILL BE CAST "FOR" ALL NOMINEES LISTED IN PROPOSAL 1 AND "FOR" PROPOSAL 2. THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST IN THE DISCRECTION OF THE PROXY HOLDER ON ANY OTHER MATTER THAT MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.


            PLEASE FOLD HERE AND RETURN ENTIRE BALLOT - DO NOT DETACH
--------------------------------------------------------------------------------
TO VOTE, MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example: [ ]

1. To vote on an Agreement and Plan of Reorganization between The Advisors' Inner Circle Fund II (the "Trust"), on behalf of the Aberdeen Emerging Markets Fund (the "Acquired Fund"), and the Aberdeen Funds, on behalf of the Aberdeen Emerging Markets Institutional Fund (the "Surviving Fund"), that provides for: (i) the acquisition of all of the assets, subject to the liabilities, of the Acquired Fund in exchange for Institutional Class Shares of the Surviving Fund; (ii) the pro rata distribution of Institutional Class Shares of the Surviving Fund to the shareholders of the Acquired Fund; and (iii) the liquidation and termination of the Acquired Fund.

         FOR                           AGAINST                          ABSTAIN
         [ ]                            [ ]                               [ ]













(BARCODE HERE)                    (TAGID HERE)                     (cusip here)

                                     Part B

                                 ABERDEEN FUNDS

                  Aberdeen Emerging Markets Institutional Fund

--------------------------------------------------------------------------------

                       Statement of Additional Information
                                 August 30, 2009

--------------------------------------------------------------------------------

Acquisition of all of the assets and liabilities of:                By and in exchange for shares of:


Aberdeen Emerging Markets Fund, a series of The Advisors' Inner     Aberdeen Emerging Markets Institutional Fund, a
Circle Fund II (the "Acquired Fund")                                series of the Aberdeen Funds (the "Surviving Fund")

Institutional Class                                                 Institutional Class


         This Statement of Additional Information ("SAI"), which is not a prospectus, supplements and should be read in conjunction with the combined prospectus/proxy statement dated August 30, 2009 (the "Prospectus/Proxy Statement") relating specifically to the Special Meeting of Shareholders of the Acquired Fund that will be held on September 25, 2009. A copy of the Prospectus/Proxy Statement may be obtained upon request and without charge by calling Aberdeen Funds toll free at 1-866-667-9231.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement. The Reorganization will occur in accordance with the terms of the Plan.

                                Table of Contents
                                                                       Page
General Information                        ........................     3
Incorporation by Reference                 ........................     3
Pro Forma Financial Statements             ........................     3

General Information

        This SAI and the Prospectus/Proxy Statement are related to the acquisition of all of the assets of the Acquired Fund by the Surviving Fund and the assumption by the Surviving Fund of substantially all of the liabilities of the Acquired Fund. Such assets and liabilities are proposed to be exchanged for Institutional Class shares of the Surviving Fund. On the Closing Date, the Surviving Fund will distribute its Institutional Class Shares to each holder of the Acquired Fund's Institutional Class Shares in an amount equal in value to the shareholder's Acquired Fund shares as of the last business day prior to the Closing Date in complete liquidation of the Acquired Fund (collectively, the "Reorganization").

Incorporation of Documents By Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents:

1. Statement of Additional Information dated March 1, 2009, with respect to the Acquired Fund (previously filed on EDGAR, Accession No. 0001135428-09-000090).

2. The audited financial statements and related report of the independent public accounting firm included in The Advisors' Inner Circle Fund II Annual Report to Shareholders for the fiscal year ended October 31, 2008, with respect to the Acquired Fund (previously filed on EDGAR, Accession No. 0000935069-09-000031). No other parts of the Annual Report are incorporated herein by reference.

3. The unaudited financial statements included in The Advisors' Inner Circle Fund II Semi-Annual Report to Shareholders for the semi-annual period ended April 30, 2009, with respect to the Acquired Fund (previously filed on EDGAR, Accession No. 0000950123-09-020695). No other parts of the Semi-Annual Report are incorporated herein by reference.

4. The Statement of Additional Information dated August 15, 2009, with respect to the Surviving Fund (previously filed on EDGAR, Accession No. 0001135428-09-000332).


                         Pro Forma Financial Statements

         Pro forma financial information has not been prepared for the reorganization of the Acquired Fund into the Surviving Fund because the Acquired Fund will be reorganized into a newly organized Surviving Fund with no assets and liabilities that will commence investment operations upon completion of the Reorganization and continue the operations of the Acquired Fund.

PART C: OTHER INFORMATION

ITEM 15. INDEMNIFICATION

         (a) Article VII, Section 2 of the Registrant's Agreement and Declaration of Trust ("Trust Declaration") provides that the Registrant (the "Trust"), out of the Trust Property, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or trustee's performance of his or her duties as an officer or trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Trust whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted. Nothing in the Trust Declaration shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office (such conduct referred to herein as "Disqualifying Conduct").

         For the purpose of this indemnification and limitation of liability, "Agent" means any person who is or was a trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise; "Proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative. To the fullest extent that limitations on the liability of Agents are permitted by the Delaware Statutory Trust Act, as amended, and other applicable law, the Agents shall not be responsible or liable in any event for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter of the Trust. No amendment or repeal of Article VII of the Trust Declaration regarding indemnification shall adversely affect any right or protection of an Agent that exists at the time of such amendment or repeal.

         (b) The Registrant's Trust Declaration provides that to the fullest extent permitted by applicable law, the officers and Trustees shall be entitled and have the authority to purchase with Trust Property, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which such Person becomes involved by virtue of such Person's capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of Article VII of the Trust Declaration.

         (c) In addition, indemnification against certain liabilities of the Registrant's trustees and officers and the Registrant's sub-advisers, administrator, principal underwriter and custodian are provided in: (1)
         Section 7(b) of the Investment Advisory Agreement between the Registrant and Aberdeen Asset Management Inc. ("AAMI") (2) Section 10(b) of the Sub-Advisory Agreements among the Registrant, AAMI and each of the following sub-advisers; (a) Credit Suisse Asset Management, LLC; (b) Aberdeen Asset Management Asia Limited and (c) Aberdeen Asset Management Investment Services

         Limited; (3) Section 9(a) and (b) of the Underwriting Agreement between the Registrant and Aberdeen Fund Distributors LLC; (4) Section 10(a), (b), (c), (d) and (e) of the Services Agreement between the Registrant and Citi Fund Services Ohio, Inc. and (g) Section 7.1(c) of the Global Custody Agreement between the Registrant and JP Morgan Chase Bank, N.A. Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties. These Agreements are incorporated herein by reference to Item 16.

ITEM 16. EXHIBITS

         1. (a) Amended and Restated Agreement and Declaration of Trust of Registrant is incorporated by reference to Exhibit EX-99.a.1. of Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A filed on August 25, 2008 (Accession Number 0001386893-08-000050).

              (i) Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust of Registrant is incorporated by reference to Exhibit EX-99.a.1.a. of Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A filed on June 23, 2008 ( Accession Number 0001193125-08-138324) ("Post-Effective Amendment No. 2").

              (ii) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Core Plus Income Fund is incorporated by reference to Exhibit EX-99.a.1.b. of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A filed on November 6, 2008 (Accession Number 0001421877-08-000264)
                    ("Post-Effective Amendment No. 5").

              (iii) Certificate of Establishment and Designation of Additional
                    Series and Share Classes of Aberdeen Funds establishing the Aberdeen Global Fixed Income Fund, Aberdeen Global Small Cap Fund, Aberdeen International Focus Fund, Aberdeen International Focus Portfolio and Aberdeen Asia Bond Fund is incorporated by reference to Exhibit EX-99.a.1.c. of Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed on April 22, 2009 (Accession Number 0001104659-09-025445).

              (iv) Certificate of Establishment and Designation of Additional Series and Share Class of Aberdeen Funds establishing the Aberdeen Emerging Markets Institutional Fund is incorporated by reference to Exhibit EX-99.1.a.d. of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A filed on July 20, 2009 (Accession Number 0001104659-09-043743).

              (b) Certificate of Trust of Registrant, as filed with the Office of the Secretary of State of the State of Delaware on September 27, 2007, is incorporated by reference to the Registrant's initial Registration Statement on Form N-1A filed on October 12, 2007 (Accession Number 0001137439-07-000471).

         2. Amended and Restated By-Laws of Registrant are incorporated by reference to Pre-effective Amendment No. 1 to the Registrant's initial Registration Statement on Form N-1A filed on January 18, 2008 (Accession Number 0001386893-08-000026).

         3.   Not Applicable.

         4. Agreement and Plan of Reorganization attached as Exhibit A to the Prospectus/ Proxy Statement and incorporated herein by reference.

         5. (a) See Article III, "Shares," and Article V, "Shareholders' Voting Powers and Meetings," of Registrant's Amended and Restated Agreement and Declaration of Trust.

              (b) See Article II, "Meetings of Shareholders," of Registrant's Amended and Restated By-Laws.

         6. (a) Investment Advisory Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.d.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

              (i) Schedule A to the Investment Advisory Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.d.1.a. of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed on August 14, 2009 (Accession Number 0001135428-09-000332)
                    ("Post-Effective Amendment No. 15").

              (b) Subadvisory Agreement between AAMI and Credit Suisse Asset Management, LLC is incorporated by reference to Exhibit EX-99.d.4. of Post-Effective Amendment No. 2 filed on June 23, 2008.

              (c) Subadvisory Agreement between AAMI and Aberdeen Asset Management Asia Limited is incorporated by reference to Exhibit EX-99.d.6. of Post-Effective Amendment No. 2 filed on June 23, 2008.

              (i) Exhibit A to the Subadvisory Agreement between AAMI and Aberdeen Asset Management Asia Limited is incorporated by reference to Exhibit EX-99.d.3.a. of Post-Effective Amendment No. 15 filed on August 14, 2009.

              (d) Subadvisory Agreement between AAMI and Aberdeen Asset Management Investment Services Limited is incorporated by reference to Exhibit EX-99.d.7. of Post-Effective Amendment No. 2 filed on June 23, 2008.

              (i) Exhibit A to the Subadvisory Agreement between AAMI and Aberdeen Asset Management Investment Services Limited is incorporated by reference to Exhibit EX-99.d.4.a. of Post-Effective Amendment No. 15 filed on August 14, 2009.

         7. (a) Underwriting Agreement between Registrant and Aberdeen Fund Distributors, LLC is incorporated by reference to Exhibit EX-99.e.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

              (i) Schedule A to the Underwriting Agreement between Registrant and Aberdeen Fund Distributors is incorporated by reference to Exhibit EX-99.e.1.a. of Post-Effective Amendment No. 15 filed on August 14, 2009.

              (b) Form of Dealer Agreement is incorporated by reference to Exhibit EX-99.e.2. of Post-Effective Amendment No. 2 filed on June 23, 2008.

         8.   Not Applicable.

         9. (a) Global Custody Agreement between Registrant and JPMorgan Chase Bank, National Association is incorporated by reference to Exhibit EX-99.g.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

              (i) Schedule 6 to the Global Custody Agreement between Registrant and JPMorgan Chase Bank, National Association is incorporated by reference to Exhibit EX-99.g.1.a. of Post-Effective Amendment No. 15 filed on August 14, 2009.

              (b) Mutual Fund Rider to the Global Custody Agreement between Registrant and JPMorgan Chase Bank, National Association is incorporated by reference to Exhibit EX-99.g.2. of Post-Effective Amendment No. 2 filed on June 23, 2008.

         10. (a) Distribution Plan is incorporated by reference to Exhibit EX-99.m. of Post-Effective Amendment No. 2 filed on June 23, 2008.

              (b) Form of Distribution Plan is incorporated by reference to Exhibit EX-99.10.b. of Registrant's Registration Statement on Form N-14 filed on March 24, 2009 (Accession Number
              0001386893-09-000055) ("Registrant's N-14").

              (c) Rule 18f-3 Plan is incorporated by reference to Exhibit EX-99.n.1. of Post-Effective Amendment No. 15 filed on August 14, 2009.

         11. Opinion and Consent of Counsel that shares will be validly issued, fully paid and non-assessable (Stradley Ronon Stevens & Young,
              LLP) is incorporated by reference to Exhibit EX-99.11. of Registrant's Registration Statement on Form N-14 filed on July 31, 2009 (Accession Number 0001135428-09-000320).

         12. Form of Opinion and Consent of Counsel with respect to certain tax consequences (Morgan, Lewis & Bockius LLP) is incorporated by reference to Exhibit EX-99.12. of Registrant's Registration Statement on Form N-14 filed on July 31, 2009 (Accession Number 0001135428-09-000320). A final signed opinion will be filed by post-effective amendment pursuant to an undertaking.

         13. (a) Fund Administration Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.h.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

              (i) Exhibit B to the Fund Administration Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.h.1.a. of Post-Effective Amendment No. 15 filed on August 14, 2009.

              (b) Services Agreement between Registrant and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit EX-99.h.2. of Post-Effective Amendment No. 2 filed on June 23, 2008.

              (i) Amendment to Services Agreement is incorporated by reference to Exhibit EX-99.h.2.a. of Post-Effective Amendment No. 2 filed on June 23, 2008.

              (ii) Compliance Services Amendment to Services Agreement and Sub-Administration Agreement is incorporated by reference to Exhibit EX-99.h.2.b. of Post-Effective Amendment No. 2 filed on June 23, 2008.

              (iii) Schedule A to Services Agreement between Registrant and Citi
                    Fund Services Ohio, Inc. is incorporated by reference to Exhibit EX-99.h.2.c. of Post-Effective Amendment No. 15 filed on August 14, 2009.

              (iv) Portal Services Amendment to Services Agreement is incorporated by reference to Exhibit EX-99.h.2.d. of Post-Effective Amendment No. 3 filed on August 25, 2008 (Accession Number 0001386893-08-000050).

              (c) Sub-Administration Agreement between AAMI and Citi Fund Services Ohio Inc. is incorporated by reference to Exhibit EX-99.h.3. of Post-Effective Amendment No. 2 filed on June 23, 2008.

              (i) Amendment to Sub-Administration Agreement is incorporated by reference to Exhibit EX-99.h.3.a. of Post-Effective Amendment No. 2 to filed on June 23, 2008.

              (ii) Compliance Services Amendment to Services Agreement and Sub-Administration Agreement is incorporated by reference to Exhibit EX-99.h.2.b. of Post-Effective Amendment No. 2 filed on June 23, 2008.

              (iii) Schedule A to the Sub-Administration Agreement between AAMI and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit EX-99.h.3.c. of Post-Effective Amendment No. 15 filed on August 14, 2009.

              (d) Administrative Services Plan is incorporated by reference to Exhibit EX-99.h.4. of Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A filed on February 6, 2009 (Accession Number 0001386893-09-000028).

              (i) Form of Exhibit A to the Administrative Services Plan is incorporated by reference to Exhibit EX-99.13.d.i. of Registrant's N-14 filed on March 24, 2009.

              (e) Form of Servicing Agreement is incorporated by reference to Exhibit EX-99.h.5. of Post-Effective Amendment No. 2 filed on June 23, 2008.

              (i) Form of Appendix A to the Servicing Agreement is incorporated by reference to Exhibit EX-99.13.e.i. of Registrant's N-14 filed on March 24, 2009.

              (f) Expense Limitation Agreement is incorporated by reference to Exhibit EX-99.h.6. of Post-Effective Amendment No. 2 filed on June 23, 2008.

              (i) Exhibit A to the Expense Limitation is incorporated by reference to Exhibit EX-99.h.6.a. of Post-Effective Amendment No. 15 filed on August 14, 2009.

              (g) Website Services Agreement between Registrant, AAMI and Citi Fund Services Ohio, Inc. is incorporated by reference to Exhibit EX-99.h.7. of Post-Effective Amendment No. 2 filed on June 23, 2008.

              (i) Schedule D to the Website Services Agreement is incorporated by reference to Exhibit EX-99.h.7.a. of Post-Effective Amendment No. 15 filed on August 14, 2009.

         14. Consent of PricewaterhouseCoopers LLP is filed herewith as Exhibit EX-99.14.

         15.  Not Applicable.

         16. (a) Powers of Attorney are incorporated by reference to Exhibit EX-99.16.a. of Registrant's Registration Statement on Form N-14 filed on July 31, 2009 (Accession Number 0001135428-09-000320).

              (b) Certificate of Assistant Secretary is incorporated by reference to Exhibit EX-99.16.b. of Registrant's Registration Statement on Form N-14 filed on July 31, 2009 (Accession Number 0001135428-09-000320).

         17. (a) Aberdeen Emerging Markets Fund Prospectus, a series of The Advisors' Inner Circle Fund II, dated March 1, 2009, is incorporated herein by reference to the

              Prospectus previously filed on EDGAR, Accession Number 0001135428-09-000090.

              (b) Statement of Additional Information dated March 1, 2009, with respect to the Aberdeen Emerging Markets Fund, a series of The Advisors' Inner Circle Fund II, is incorporated by reference to the Statement of Additional Information previously filed on EDGAR, Accession Number 0001135428-09-000090.

              (c) The audited financial statements and related report of the independent public accounting firm included in The Advisors' Inner Circle Fund II Report to Shareholders for the fiscal year ended October 31, 2008, with respect to the Aberdeen Emerging Markets Fund, are incorporated by reference to the Annual Report previously filed on EDGAR, Accession Number 0000935069-09-000031.

              (d) The unaudited financial statements included in The Advisors' Inner Circle Fund II Report to Shareholders for the semi-annual period ended April 30, 2009, with respect to the Aberdeen Emerging Markets Fund is incorporated by reference to the Semi-Annual Report previously filed on EDGAR, Accession Number 0000950123-09-020695.

              (e) Aberdeen Funds Prospectus dated August 15, 2009, with respect to the Aberdeen Emerging Markets Institutional Fund is incorporated by reference to the Prospectus previously filed on EDGAR, Accession Number 0001135428-09-000332.

              (f) Aberdeen Funds Statement of Additional Information dated August 15, 2009, with respect to the Aberdeen Emerging Markets Institutional Fund is incorporated by reference to the Statement of Additional Information previously filed on EDGAR, Accession Number 0001135428-09-000332.


ITEM 17. UNDERTAKINGS

1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3. The undersigned Registrant agrees to file by post-effective amendment the opinion of counsel regarding tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

                                   SIGNATURES

As required by the Securities Act of 1933 (the "Securities Act"), as amended, this registration statement has been signed on behalf of the Registrant, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 28th day of August, 2009.

                                         ABERDEEN FUNDS
                                         Registrant


                                         By: GARY MARSHALLL (1)
                                             -----------------------------------
                                             Gary Marshall
                                             President of Aberdeen Funds

As required by the Securities Act, this registration statement has been signed by the following persons in the capacities and on the date indicated.

NAME                                       TITLE                                           DATE

GARY MARSHALL(1)                           President and Chief Executive Officer           August 28, 2009
---------------------------
Gary Marshall

MEGAN KENNEDY(1)                           Treasurer, Chief Financial Officer              August 28, 2009
---------------------------                and Principal Accounting Officer
Megan Kennedy

P. GERALD MALONE(1)                        Chairman of the Board                           August 28, 2009
---------------------------
P. Gerald Malone

RICHARD H. MCCOY(1)                        Trustee                                         August 28, 2009
---------------------------
Richard H. McCoy

PETER D. SACKS (1)                         Trustee                                         August 28, 2009
---------------------------
Peter D. Sacks

JOHN T. SHEEHY(1)                          Trustee                                         August 28, 2009
---------------------------
John T. Sheehy

WARREN C. SMITH(1)                         Trustee                                         August 28, 2009
---------------------------
Warren C. Smith

JACK SOLAN(1)                              Trustee                                         August 28, 2009
---------------------------
Jack Solan

MARTIN GILBERT(1)                          Trustee                                         August 28, 2009
---------------------------
Martin Gilbert

By: /s/ Lucis Sitar
   -------------------------------
      Lucia Sitar
      Attorney In Fact


------------------------
(1) Pursuant to a power of attorney incorporated herein by reference.

                                  EXHIBIT LIST

EXHIBITS                                                            EXHIBIT NO.

Consent of PricewaterhouseCoopers LLP                               EX-99.14.